As filed with the Securities and Exchange Commission on July 28, 2021

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 203 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 205 ☒

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

It is proposed that this filing will become effective:

o	Immediately upon filing pursuant to paragraph (b) of Rule 485
o	on ________, pursuant to paragraph (b)(1) of Rule 485
o	60 days after filing pursuant to paragraph (a)(1) of Rule 485
o	on _______, pursuant to paragraph (a)(1) of Rule 485
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485
o	on _______, pursuant to paragraph (a)(2) of Rule 485

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission (“SEC”) is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

Subject to Completion, dated July 28, 2021

IndexIQ ETF Trust

PROSPECTUS |   [Date]

IQ Engender Equality ETF (EQUL)

In alignment with Girls Who Code Inc.®

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Not FDIC Insured | May Lose Value | No Bank Guarantee

1

IndexIQ ETF Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios, each of which is called a “Fund”. This Prospectus relates to the following Fund:

Name	CUSIP	Symbol
IQ Engender Equality ETF	[CUSIP]	EQUL
In alignment with Girls Who Code Inc.®

The Fund is an exchange-traded fund. This means that shares of the Fund are listed on a national securities exchange, such as the [ ] (“[ ]”), and trade at market prices. The market price for the Fund’s shares may be different from its net asset value per share (the “NAV”). The Fund has its own CUSIP number and exchange trading symbol.

2

Summary Information

IQ Engender Equality ETF

In alignment with Girls Who Code Inc.®

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the [Solactive Equileap U.S. Select Gender Equality Index] (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy, sell or hold shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	[ ]	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Expense Waiver/Reimbursement(b)	[ ]	%
Total Annual Fund Operating Expenses After Waiver/Reimbursement)	[ ]	%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

(b)	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than [ ]% of the average daily net assets of the Fund. The agreement will remain in effect until [ ], 2022 unless terminated by the Board of Trustees of the Fund.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years
$	[ ]	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares. The Fund is newly organized and, as of the date of the Prospectus, has not yet commenced operations.

Principal Investment Strategies

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Solactive A.G. (“Solactive” or the “Index Provider”) and Equileap (“Equileap”). Solactive constructs the Underlying Index using the Equileap Score, which is calculated based on data and the scoring methodology developed and produced by Equileap. The Underlying Index is designed to track the U.S. large-, mid- and small-capitalization companies that have the highest Equileap Score. The criteria and factors used to calculate the Equileap Score are in alignment with initiatives, research and programs of Girls Who Code Inc., a 501(c)(3) public charity, (“Girls Who Code®”).

The index universe consists of the 1000 largest companies in the U.S. stock market. The Underlying Index includes an exclusionary screen that excludes companies that derive certain minimum amounts of revenue from:

•	Unconventional Fossil Fuels: excluding companies with more than 5% revenue exposure to coal mining and power generation, hydraulic fracturing, oil & sands, and deep water drilling;

•	Nuclear Energy: excluding companies with more than 10% of revenues derived from production, distribution or supports of products related to nuclear energy;

•	Controversial Businesses: excluding companies with more than 10% revenue exposure to gambling, adult entertainment, alcoholic beverages and tobacco products or military equipment;

•	Controversial Weapons: excluding companies with any exposure to anti-personnel mines, biological and chemical weapons, cluster munitions, depleted uranium, and nuclear weapons; or

•	Norms Based Research: excluding companies with verified infringement of established international initiatives and guidelines, including the Ten Principles of the United Nations Global Compact and Organisation for Economic Co-operation and Development (OECD) Guidelines, and other reports, research and guidelines from third-party organizations.

The Underlying Index also excludes companies for a period of one year if, in the past two years the company has engaged in a pattern of unethical business practices involving discrimination against employees, which can include gender/sex, pay, maternity, or pregnancy discrimination, and unethical practices in the company’s marketing and advertisement.

After the exclusionary screens have been applied, all remaining securities are ranked according to the Equileap Score. A company’s Equileap Score is determined based on how the company scores on the following factors in the areas of: (1) gender balance in leadership and workforce; (2) equal compensation and work life balance; (3) policies promoting gender equality; (4) policies promoting gender equality; and (5) commitment, transparency and accountability. Equileap determines a company’s Equileap Score based upon its analysis of publicly available information, as reported by such company in its most recent annual report for its fiscal year end. All data that is sources must be publicly available. This includes annual reports, Corporate Social Responsibility reports, and other information available on the website of the company. Additionally, Equileap is sending out questionnaires to the companies that are researched and will take those answers into account when they are able to link them to one of the publicly available sources.

Gender Balance In Leadership & Workforce

•	Non-Executive Board: Percentage of male and female as a proportion of the total number of non-executive board members.

•	Executives: Percentage of male and female executives as a proportion of the total number of executives.

•	Senior Management: Percentage of male and female senior management, as a proportion of the total number of senior management.

•	Workforce: Percentage of male and female employees at the company, as a percentage of total employees.

•	Promotion & Career Development Opportunities: Ratio of male and female employees in management compared to ratio of each gender in total employees.

Equal Compensation & Work Life Balance

•	Fair Remuneration: Commitment to ensure payment of a fair wage to all employees.

•	Equal Pay: Commitment to provide comparable wages, hours, and benefits, including retirement benefits, for all employees for comparable work.

•	Parental Leave: Paid leave programs for child and dependent care to both women and men (maternity leave, paternity leave, dependent care).

•	Flexible Work Options: Option for employees to control and/or vary the start/end times of the work-day and/or vary the location from which employees work.

Policies Promoting Gender Equality

•	Training and Career Development: Ensures equal access to training and career development.

•	Recruitment Strategy: Commitment to ensure non-discrimination against any type of demographic group.

•	Freedom from Violence, Abuse and Sexual Harassment: Prohibit all forms of violence in the workplace, including verbal, physical and sexual harassment.

•	Safety at Work: Commitment to the safety of employees in the workplace and company-related travel.

•	Human Rights: Commitment to ensure the protection of the rights of all people it works with including employees’ rights to participate in legal, civic and political affairs.

•	Social Supply Chain: Commitment to reduce social risks in its supply chain such as forbidding business-related activities that condone, support, or otherwise participate in human trafficking, including for labor or sexual exploitation

•	Supplier Diversity: Commitment to ensure gender diversity in the supply chain, including a focus to ensure female-owned businesses in the supply chain.

•	Employee Protection: Systems and policies for the reporting of internal ethical compliance complaints without retaliation or retribution, including but not limited to access to confidential third-party ethics hotlines or systems for confidential written complaints.

Commitment, Transparency & Accountability

•	Commitment to Women’s Empowerment: Recognition and commitment to ensuring women’s empowerment in the workplace.

•	Audit: Undertaken and awarded an independent gender audit certificate by an Equileap-recognized body.

The Underlying Index consists of the 75 securities with the highest Equileap Score, subject to constraints on component turnover and industry exposure. The Underlying Index is equally weighted and rebalanced quarterly.

As of [ ], 2021, the market capitalization range of the Underlying Index was approximately $[ ] to $[ ]. As of [ ], the primary sectors within the Underlying index are information technology, financials, and communication services.

The Fund also may invest in one or more ETFs advised by the Advisor (“Affiliated ETFs”) that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Advisor or any of its affiliates. You should consider carefully the following risks before investing in the Fund.

Authorized Participant Concentration Risk

Only certain large institutions may engage in creation or redemption transactions directly with the Fund (each, an “Authorized Participant”). The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cyber Security Risk

The Fund is susceptible to operational risks through breaches in cyber security. Such events may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity and could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changes in investors’ perceptions of the financial condition of an issuer, conditions affecting equity markets generally and political and/or economic events. Equity prices may also be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Holders of an issuer’s common stock may be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.

Focused Investment Risk

To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, group of countries, region, industry, group of industries or sector, an adverse economic, market, political or regulatory development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. Different asset classes, countries, groups of countries, regions, industries, groups of industries or sectors tend to go through cycles of outperformance and underperformance in comparison to each other and to the general financial markets.

Index Risk

There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Industry/Sector Concentration Risk. The Fund’s investment of a large percentage of its assets in the securities of issuers within the same industry or sector means that an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A concentration makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not so concentrated.

Communication Services Sector Risk. Companies in the communication services sector may be adversely affected by, among other things, industry competition, substantial capital requirements, changes in government regulation and obsolescence of communication services products due to technological advancement. Communication services companies may also be subject to risks associated with intellectual property use, fluctuating domestic and international demand, shifting demographics and changes in consumer tastes. While network security breaches can happen to all companies, certain communication services companies are more susceptible to hacking, theft of proprietary or consumer information and disruptions in service.

Information Technology Sector Risk. Companies in the information technology sector may be adversely affected by, among other things, domestic and international market competition, obsolescence due to rapid technological developments, new product introduction, unpredictable growth rates and competition for qualified personnel. Aggressive pricing and reduced profit margins, intellectual property rights protections, cyclical market patterns and evolving industry standards and government regulations may also impact information technology companies. The market prices of information technology securities may exhibit a greater degree of market risk and more frequent, sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Financial Sector Risk. Companies in the financial sector may be adversely affected by, among other things, government regulations, economic conditions, credit rating downgrades, changes in currency exchange rates, volatile interest rates, decreased liquidity in credit markets and competition from new entrants. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are often subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or on the financial sector as a whole cannot be predicted. The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.

Investment Style Risk

The Underlying Index seeks to allocate investment exposure based upon a particular style of investing. Different investment styles tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. As a consequence, the Fund may underperform as compared to the market generally or to other funds that invest in similar asset classes but employ different investment styles. Further, there is no guarantee that the Underlying Index will accurately or optimally utilize the investment style or that it will successfully provide the desired investment exposure. The degree to which the Underlying Index accurately or optimally utilizes the investment style is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.

•	Gender Equality Investing Style Risk. The returns on a portfolio of securities that excludes companies that have not adopted the gender diversity and inclusion practices and policies may trail the returns on a portfolio of securities that includes companies that have not adopted these practices and policies. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

•	ESG Investing Style Risk. The Underlying Index seeks to provide exposure to the equity securities of companies meeting environmental, social and corporate governance investing criteria. The Underlying Index excludes or limits exposure to securities of certain issuers for non-financial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria.

Issuer Risk

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large-Capitalization Companies Risk

Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Passive Management Risk

The Fund is not actively managed and instead seeks to track the performance of an Index. Passive management has the following risks associated with it:

•	The Fund invests in the securities included in, or representative of, the Underlying Index. The provider of the Index or the Index calculation agent may make errors. The Index provider may include Index constituents that should have been excluded, or it may exclude Index constituents that should have been included. It also may include or exclude constituents at incorrect levels. This may result in the Fund, in turn, being correctly positioned to an Index that has been incorrectly calculated. This could lead to losses to the Fund.

•	In seeking to track the Index’s performance, the Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. This risk may be heightened during times of increased market volatility or other unusual market conditions.

•	The Fund generally will not attempt to take defensive positions in declining markets and generally will not sell a security because its issuer is in financial trouble, unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Portfolio Turnover Risk

The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s investment exposures. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

Small- and/or Mid-Capitalization Companies Risk

Small- and mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies.

Trading Price Risk

Shares of the Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Although it is generally expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Performance Information

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations and therefore does not report its performance information. The Fund’s performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com.

Investment Advisor

IndexIQ Advisors LLC is the investment advisor to the Fund.

Portfolio Manager

The professionals jointly and primarily responsible for the day-to-day management of the Fund are Greg Barrato and James Harrison. Mr. Barrato, Senior Vice President of the Advisor, has been a portfolio manager of the Fund since inception and Mr. Harrison, Vice President of the Advisor, has been a portfolio manager of the Fund since inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of Shares called “Creation Units.” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since Shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their NAV, the Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at newyorklifeinvestments.com.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Fund is offered by IndexIQ, the Fund’s sponsor, in alignment with Girls Who Code Inc. (“GWC”). The Fund is designed to promote investment objectives that are deemed to be consistent with GWC’s mission. Shares of the Fund are not sponsored, endorsed or promoted by GWC, and GWC is not an investment adviser or service provider to the Fund. GWC makes no representations or warranties regarding the performance of the Fund and will have no obligation or liability in connection with the Fund. The Fund’s sponsor, IndexIQ, and its affiliates are supporters of and donors to GWC and are making a substantial contribution to GWC in connection with GWC’s agreement to license use of its name and trademarks to IndexIQ and its affiliates. New York Life Investment Management LLC (“NYLIM”) and IndexIQ’s contribution to GWC is calculated on an annualized basis to be the lower of: (i) 0.045% of the Fund’s average daily net managed assets (the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund and less any management fees waived by the Fund’s adviser); or (ii) ten percent of the Fund’s net annual management fee taking into account all applicable fee waivers and expense reimbursements. NYLIM and IndexIQ will make annual minimum contributions to GWC of $25,000 in each of the years 2021 to 2025 so long as their commercial co-venture is in effect.

Overview

The Trust is an investment company consisting of a number of separate investment portfolios (each, a “Fund” and together, the “Funds”) that are structured as exchange-traded funds (“ETFs”). Each share of a Fund represents an ownership interest in the securities and other instruments comprising a Fund’s portfolio. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of an ETF (such as the Fund) are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day, and may differ from a Fund’s NAV. IndexIQ Advisors LLC (the “Advisor”) is the investment advisor to the Fund.

The Fund has a distinct investment objective and policies. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Funds’ Statement of Additional Information (the “SAI”) under “Investment Restrictions.” There can be no assurance that the Fund’s objective will be achieved.

Description of the Principal Investment Strategies of the Fund

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index (the “Underlying Index”). The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with the Underlying Index’s rules-based methodology. The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up the Underlying Index or in depositary receipts based on the securities in the Underlying Index. In determining the Fund’s net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the Fund.

The Fund will generally invest in all of the constituents comprising the Underlying Index in proportion to its weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking to replicate generally the performance of the Underlying Index as a whole. This is known as “representative sampling” and may be utilized by the Fund. The Fund using a representative sampling strategy generally will invest in a sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (including, but not limited to, return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may also invest in credit default swaps and futures contracts to seek to track the Underlying Index.

There also may be instances in which the Advisor may choose to (i) overweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Advisor believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Index. The Fund may sell securities that are represented in its Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

To the extent that the Fund’s Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as its Underlying Index.

The Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. Such investments may include the use of one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”). The Fund will not directly employ leverage in its investment strategies; nevertheless, the Fund may indirectly be leveraged if and to the extent the Fund invests in Financial Instruments to replicate an exposure to an inverse ETF that is leveraged.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Investment Strategies

In addition to its principal investment strategies, the Fund may also invest in money market instruments, including short-term debt instruments and repurchase agreements or other funds that invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), rather than Underlying Index Components, when it would be more efficient or less expensive for the Fund to do so, or as cover for Financial Instruments, for liquidity purposes, or to earn interest. Swaps and other Financial Instruments may be used by the Fund to seek performance that corresponds to its Underlying Index and to manage cash flows.

Borrowing Money

The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Fund, but only for temporary or emergency purposes. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Securities Lending

The Fund may lend its portfolio securities. A securities lending program allows the Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for foreign securities) of the value of the portfolio securities being lent. This collateral is marked to market on each trading day.

Description of the Principal Risks of the Fund

Investors in the Fund should carefully consider the risks of investing in the Fund as set forth in the Fund’s Summary Information section under “Principal Risks.”

Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting. This risk may be heightened for ETFs that invest in non-U.S. securities because such securities often involve greater settlement and operational issues for Authorized Participants that may further limit the availability of Authorized Participants.

Cyber Security Risk

The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. These risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of security issuers, the Advisor, distributor and other service providers (including, but not limited to, sub-advisors, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines and other penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, Authorized Participants or market makers. There is no guarantee that such preventative efforts will succeed, and the Fund and its shareholders could be negatively impacted as a result.

Equity Securities Risk

The value of equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Holders of an issuer’s common stock may also be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.

Focused Investment Risk

To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, group of countries, region, industry, group of industries or sector, an adverse economic, market, political or regulatory development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. Different asset classes, countries, groups of countries, regions, industries, groups of industries or sectors tend to go through cycles of outperformance and underperformance in comparison to each other and to the general financial markets.

Index Risk

There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of its Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index. Errors in index data, index computations or the construction of an Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Apart from scheduled rebalances, an Underlying Index may undergo additional ad hoc rebalances in order, for example, to correct an error in the selection of index constituents. When the Fund’s Underlying Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Unscheduled rebalances to the Fund’s Underlying Index may expose the Fund to additional tracking error risk, which is the risk that the Fund’s returns may not track those of the Underlying Index. Therefore, index errors and additional ad hoc rebalances may increase the costs to and the tracking error risk of the Fund.

In constructing an Underlying Index, the index provider may utilize quantitative models or methodologies that may be proprietary or developed by third-parties. These models and methodologies are used to determine the composition of an Underlying Index and may not adequately take into account certain factors, resulting in a decline in the value of the Underlying Index and, therefore, the Fund. Models rely on accurate financial and market data inputs. If inaccurate data is entered into a model, the resulting information will be incorrect. In addition, the models used by be predictive and nature and such models may result in an incorrect assessment of future events. The models evaluate securities or securities markets based on certain assumptions concerning the interplay of market factors. The markets or prices of individual securities may be affected by factors not foreseen in developing the models. The historical correlations and relationships between individual securities or asset classes, upon which a model may be based, may not continue in the future.

Industry/Sector Concentration Risk

The Fund’s investment of a large percentage of its assets in the securities of issuers within the same industry or sector means that an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A concentration makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not so concentrated.

Communication Services Sector Risk. Communication services companies may be affected by legislative or regulatory changes, adverse market conditions, and/or increased competition. Rapid advancements in technology, innovation of competitors, product obsolescence and government regulation make communication services companies particularly vulnerable. Communication services companies also rely on the use of intellectual property such as patents, copyrights and trademarks owned internationally or licensed through third parties. Infringement of intellectual property claims could have an adverse effect on the company. Changes in domestic and international demand, shifting demographics and unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Financial Sector Risk. Companies in the financial sector, including retail and commercial banks, insurance companies and financial services companies, may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in currency exchange rates, volatile interest rates, decreased liquidity in credit markets and competition from new entrants. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. Companies in the financial sector are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financial sector has been subject to increased scrutiny by international regulators and future regulations could be imposed that would have an adverse economic impact on financial companies. Recently, the financial sector has been prone to cyber attacks and technology malfunctions and failures, which have caused losses to financial companies.

Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. The market prices of information technology securities may exhibit a greater degree of market risk and more frequent, sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Investment Style Risk

One or more Underlying Indexes seek to allocate investment exposure based upon a particular style of investing. Different investment styles tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. As a consequence, the Fund tracking such an Underlying Index may underperform as compared to the market generally or to other funds that invest in similar asset classes but employ different investment styles. Further, there is no guarantee that an Underlying Index will accurately or optimally utilize the investment style or that it will successfully provide the desired investment exposure. The degree to which the Underlying Index accurately or optimally utilizes the investment style is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.

•	ESG Investing Style Risk. The Fund’s Underlying Index seeks to provide exposure to the equity securities of companies meeting sustainable and responsible investing criteria. The Fund’s Underlying Index excludes or limits exposure to securities of certain issuers for non-financial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of sustainable and responsible investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of an Underlying Index will accurately provide exposure to sustainable and responsible issuers.

•	Gender Equality Investing Style Risk. The returns on a portfolio of securities that excludes companies that have not adopted the gender diversity and inclusion practices and policies may trail the returns on a portfolio of securities that includes companies that have not adopted these practices and policies. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Issuer Risk

The performance of a Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline. An issuer may also be subject to risks associated with the countries, states and regions in which the issuer resides, invests, sells products or otherwise conducts operations.

Large-Capitalization Companies Risk

Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies, especially during periods of economic expansion. Large capitalization companies may go in and out of favor based on market and economic conditions. Although the securities of larger companies may, on average, be less volatile than those of companies with smaller market capitalizations, during different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets and the securities of smaller companies.

Market Risk

The value of the Fund’s investments may fluctuate and/or decline because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Changes in these markets may be rapid and unpredictable. Fluctuations in the markets generally or in a specific industry or sector may impact the securities in which the Fund invests. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of a Fund’s shares and the market prices at which shares of the Fund trade on a securities exchange. During periods of market stress shares of the Fund may also experience significantly wider “bid/ask” spreads and premiums and discounts between the Fund’s net asset value and market price.

Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. The Fund potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations or market closures. Thus, investments that the Advisor or Subadvisor believes best enable the Fund to track the performance of its Underlying Index may be unavailable entirely or in the specific quantities sought by the Advisor or Subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time. Securities and investments included as components of an Underlying Index may be susceptible to declines in value, including declines in value that are not believed to be representative of the issuer’s value or fundamentals, due to investor reactions to such events. In response to market volatility and disruption, an Underlying Index may delay rebalancing, implement temporary or permanent modifications to its methodology or take other actions.

Political and diplomatic events within the United States and abroad, such as the U.S. budget and deficit reduction plans, protectionist measures, trade tensions central bank policy and government intervention in the economy, has in the past resulted, and may in the future result, in developments that present additional risks to the Fund's investments and operations. Geopolitical and other events, such as war, acts of terrorism, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments. Additional and/or prolonged geopolitical or other events may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Any such market, economic and other disruptions could also prevent the Fund from executing its investment strategies and processes in a timely manner.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Market Disruption Risk and Recent Market Events

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant restrictions, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

New Fund Risk

As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. An Authorized Participant, the Advisor or an affiliate of the Advisor may invest in the Fund and hold its investments for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels which could negatively impact the Fund.

Non-Diversified Risk

A Fund is classified as a “non-diversified” investment company under the 1940 Act, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. Under the 1940 Act, a Fund may change its classification from non-diversified to diversified without shareholder approval.

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Passive Management Risk

The Fund is not actively managed and instead seeks to track the performance of an Index. Passive management has the following risks associated with it:

•	The Fund invests in the securities included in, or representative of, the Underlying Index. The provider of the Index or the Index calculation agent may make errors. The Index provider may include Index constituents that should have been excluded, or it may exclude Index constituents that should have been included. It also may include or exclude constituents at incorrect levels. This may result in the Fund, in turn, being correctly positioned to an Index that has been incorrectly calculated. This could lead to losses to the Fund.

•	In seeking to track the Index’s performance, the Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. This risk may be heightened during times of increased market volatility or other unusual market conditions.

•	The Fund generally will not attempt to take defensive positions in declining markets and generally will not sell a security because its issuer is in financial trouble, unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Portfolio Turnover Risk

The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s investment exposures. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.

Small- and/or Mid-Capitalization Companies Risk

Small- and mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including narrower markets for their goods and/or services, more limited managerial and financial resources, limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks may not be well known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund, resulting in more volatile performance. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Trading Price Risk

Shares of the Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Shares and the Fund’s NAV. As a result, the trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. The market price of the Fund’s Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that an investor most wants to sell their Shares. Although it is generally expected that the market price of the Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares. While the creation/redemption feature is designed to make it more likely that the Fund’s Shares normally will trade on securities exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for Shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Shares if there is a lack of an active market for such Shares or its underlying investments, which may contribute to the Fund’s Shares trading at a premium or discount to NAV. Additionally, similar to shares of other issuers listed on a securities exchange, the Fund’s Shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

Additional Risks

Large Investments Risk

From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. In addition, any third-party investor, investment advisor affiliate, authorized participant, lead market maker or other entity may make a large investment in the Fund and hold its investment for any number of reasons, including to facilitate the Fund’s commencement of operations or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not sell or redeem its investment at any given time, either in a single transaction or over time. These large transactions, and particularly redemptions, could have adverse effects on the Fund, including: (i) negative impacts to performance if the Fund were required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so; (ii) wider price spreads or greater premiums/discounts that could materialize as a result of lower secondary market volume of shares; and (iii) negative federal income tax consequences if this activity accelerated the realization of capital gains.

Securities Lending Risk

Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Fund’s Underlying Index, such collateral or investments may have a greater risk of loss than the securities included in the Underlying Index.

Underinvestment Risk

If certain aggregate ownership thresholds are reached either through the actions of the Advisor and its affiliates or the Fund, or as a result of third-party transactions, the ability of the Advisor on behalf of clients (including the Fund) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. The capacity of the Fund to make investments in certain securities may be affected by the relevant limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings compared to the performance of the Underlying Index. This may increase the risk of the Fund being underinvested to the Underlying Index and increase the risk of tracking error.

U.S. Tax Risks

To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements. If for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions would be taxable to its shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. To the extent the Fund engages in derivatives transactions, the tax treatment such derivatives transactions is unclear for purposes of determining the Fund’s tax status. To the extent the Fund engages in transactions in financial instruments, including, but not limited to, options, futures contracts, hedging transactions, forward contracts and swap contracts, the Fund will be subject to special tax rules (which may include mark-to-market, constructive sale, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount, timing and character of distributions to the Fund’s shareholders. The Fund’s use of such transactions may result in the Fund realizing more short-term capital gains and ordinary income, in each case subject to U.S. federal income tax at higher ordinary income tax rates, than it would if it did not engage in such transactions. Please refer to the SAI for a more complete discussion of the risks of investing in Shares.

Buying and Selling Shares in the Secondary Market

Most investors will buy and sell Shares of the Fund in Secondary Market transactions through brokers. Shares of the Fund will be listed for trading on the Secondary Market on the [ ]. Shares can be bought and sold throughout the trading day like other publicly-traded shares. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer.

Book Entry

Shares of the Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of the Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

Management

The Board is responsible for the general supervision of the Fund. The Board appoints officers who are responsible for the day-to-day operations of the Fund.

Investment Advisor

The Advisor has been registered as an investment advisor with the SEC since August 2007, has provided investment advisory services to registered investment companies since June 2008, and is a wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC. The Advisor’s principal office is located at 51 Madison Avenue, New York, New York 10010. As of [ ] the Advisor had approximately $[ ] billion in assets under management.

The Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Fund. The Advisor has arranged for custody, fund administration, transfer agency and all other non-distribution related services necessary for the Fund to operate.

As compensation for its services and its assumption of certain expenses, the Fund pays the Advisor a management fee equal to a percentage of the Fund’s average daily net assets that is calculated daily and paid monthly, as follows:

Fund Name	Management Fee
IQ Engender Equality ETF	[ ]	%

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

The Advisor serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Advisory Agreement was approved by the Independent Trustees of the Trust and the basis for the Board’s approval of the Advisory Agreement will be available in the Trust’s Annual or Semiannual Report to shareholders.

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund also may invest. The Advisor does not use inside information in making investment decisions on behalf of the Fund.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of any subadvisor to the Fund. The Advisor and the Trust have obtained an exemptive order (the “Order”) from the SEC permitting the Advisor, on behalf of the Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions. The Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Fund’s sole shareholder has approved the use of the Order. Please see the SAI for more information on the Order.

Expense Limitation Agreement

The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividends, interest and brokerage expenses paid on short sales, acquired und fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than the percentage of the average daily net assets of the Fund until [ ], 2022 as follows:

Fund Name	Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement
IQ Engender Equality ETF	[ ]	%

Portfolio Management

The Advisor acts as investment advisor to the Fund and is responsible for managing the investment portfolios of the Fund and the purchase and sale of the Fund’s investment securities. The Advisor utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. For these services, the Advisor is paid a monthly management fee by the Fund.

The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolios are Greg Barrato and James Harrison.

Greg Barrato joined the Advisor as Vice President in November 2010 and has been Senior Vice President of the Advisor since August 2013. Prior to joining the Advisor, Mr. Barrato served as Head Global Equity Trader and Trader at Lucerne Capital Management, LLC from 2008 to 2010 and as Assistant Trader and Operations Manager at ReachCapital Management, LP from 2004 to 2008. Mr. Barrato is a graduate of the University of Connecticut.

James Harrison has been a member of the portfolio management team of the Advisor since 2015. Prior to joining the Advisor, Mr. Harrison served as a New York Stock Exchange member Floor Broker and Equity Sales Trader for Cuttone and Company from 2010 to 2015. Mr. Harrison is a graduate of St. Lawrence University.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the SAI.

Other Service Providers

Index Provider

Solactive AG (“Solactive”) is the licensor of Solactive Equileap U.S. Select Gender Equality Index (the “Underlying Index”). The financial instruments that are based on the Index are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Underlying Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Underlying Index. Solactive does not guarantee the accuracy and/or the completeness of the Underlying Index and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Index and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Index. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Underlying Index.

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286, serves as the Fund’s Administrator, Custodian, Transfer Agent and Securities Lending Agent. BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

Distributor

ALPS Distributors, Inc. (“ALPS” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203 serves as the Distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a Secondary Market in the Fund’s Shares. NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to market the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Chapman and Cutler LLP, located at 1717 Rhode Island Avenue, Washington, D.C. 20036, serves as counsel to the Trust and the Fund.

About Girls Who Code Inc.®

The Girls Who Code Inc.® (“Girls Who Code”) is the [ ]. The [ ] is a [ ].

[ ] is a tax-exempt under Section 501(c)(3) of the Code. [ ] will enter into a support agreement (the “Agreement”) with the Advisor and New York Life Investment Management LLC (“NYLIM”). Pursuant to the Agreement, [ ] will grant the Advisor and NYLIM a license permitting the Fund to use [ ] name and logo in connection with its donation payments to the [ ] and support of its mission. [ ] will identify and compile certain social criteria to be incorporated into the Fund’s “social screen” – criteria that seek to measure corporate performance against a range of social impact benchmarks relevant to the Fund. [ ] will not: (i) select any individual companies for inclusion or exclusion from the Underlying Index or (ii) have any right to approve or modify the Index, once constructed. [ ] will not have any influence on the day-to-day operations of the Fund or the Advisor’s management of the Fund. [ ] will not provide any investment advisory services to the Advisor, the Fund or any potential or current investors in the Fund. [ ] will have no equity ownership or other financial interest in the Advisor.

The Fund is offered by IndexIQ, the Fund’s sponsor, in alignment with Girls Who Code Inc. (“GWC”). The Fund is designed to promote investment objectives that are deemed to be consistent with GWC’s mission. Shares of the Fund are not sponsored, endorsed or promoted by GWC, and GWC is not an investment adviser or service provider to the Fund. GWC makes no representations or warranties regarding the performance of the Fund and will have no obligation or liability in connection with the Fund. The Fund’s sponsor, IndexIQ, and its affiliates are supporters of and donors to GWC and are making a substantial contribution to GWC in connection with GWC’s agreement to license use of its name and trademarks to IndexIQ and its affiliates. NYLIM and IndexIQ’s contribution to GWC is calculated on an annualized basis to be the lower of: (i) 0.045% of the Fund’s average daily net managed assets (the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund and less any management fees waived by the Fund’s adviser or sub-adviser); or (ii) ten percent of the Fund’s net annual management fee taking into account all applicable fee waivers and expense reimbursements. NYLIM and IndexIQ will make annual minimum contributions to GWC of $25,000 in each of the years 2021 to 2025 so long as their commercial co-venture is in effect.

Frequent Trading

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Fund is expected to be attractive to active institutional and retail investors interested in buying and selling Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in Shares occurs on the Secondary Market. Because Secondary Market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution of the Fund and increased transaction costs (the Fund may impose higher transaction fees to offset these increased costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board also noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Fund. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.10% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts (“Payments”) to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments. The Advisor may make Payments for such third parties to organize or participate in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about ETFs, including ETFs advised by the Advisor, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). The Advisor also may make Payments to third parties to help defray costs typically covered by a trading commission, such as certain printing, publishing and mailing costs or materials relating to the marketing of services related to exchange-traded products (such as commission-free trading platforms) or exchange-traded products in general (“Administrative Costs”).

Determination of Net Asset Value (NAV)

The NAV of the Shares for the Fund is equal to the Fund’s total assets minus its total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Fund’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the applicable Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places. The NAV is calculated by the Administrator and Custodian and determined each Business Day as of the close of regular trading on the [ ] (ordinarily 4:00 p.m. Eastern time).

In calculating NAV, the Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for the Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the [ ], and the value of such securities used in computing the Fund’s NAV are generally determined as of such times. The Fund’s foreign securities may trade on weekends or other days when Shares do not trade. Consequently, the value of portfolio securities of the Fund may change on days when Shares of the Fund cannot be purchased or sold.

When market quotations are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Board. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before the Fund’s NAV is calculated.

The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Fund invests in other open-end management investment companies registered under the 1940 Act, they may rely on the NAVs of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing the Fund’s investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine the Fund’s indicative intra-day value (“IIV”), which could result in the market prices for Shares deviating from NAV.

Indicative Intraday Value

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated every 15 seconds during hours of trading on the NYSE Arca. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

Solactive AG, an independent third party calculator calculates the IIV for the Fund during hours of trading on the NYSE Arca by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of the Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.

The Fund provides the independent third party calculator with information to calculate the IIV, but the Fund is not involved the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Fund makes no warranty as to the accuracy of the IIV.

Premium/Discount Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore has not accumulated information to report regarding the extent and frequency with which market prices of Shares have tracked the Fund’s NAV.

Information regarding the extent and frequency with which market prices of Shares has tracked the relevant Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Fund’s website at newyorklifeinvestments.com.

Dividends, Distributions and Taxes

Net Investment Income and Capital Gains

As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Fund pay out substantially all of their net earnings to their shareholders as “distributions.”

The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, typically are passed along to Fund shareholders as dividends from net investment income. The Fund realizes capital gains or losses whenever they sell securities. Net capital gains typically are passed along to shareholders as “capital gain distributions.”

Net investment income and net capital gains typically are distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). In addition, the Fund may decide to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period, in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of a distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of the Fund only if the broker through which you purchased Shares makes such option available. Distributions which are reinvested nevertheless will be subject to U.S. federal income tax to the same extent as if such distributions had not been reinvested.

U.S. Federal Income Taxation

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Shares of the Fund. The summary is based on the laws in effect on the date of this Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of the Fund, and does not address the consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, regulated investment companies (“RICs”, real estate investment trusts (“REITS”), real estate mortgage investment conduits (“REMICs”), those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholder” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate, gift, or non-U.S. tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in the Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in Shares, based on their particular circumstances.

The Fund has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. or other taxing jurisdiction. The following information supplements and should be read in conjunction with the section in the SAI entitled “U.S. Federal Income Taxation.”

Tax Treatment of the Fund

The Fund intends to qualify and elect to be treated as a separate RIC under the Code. To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

As a RIC, the Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If the Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.

The Fund generally will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year an amount at least equal to the sum of 98% of its ordinary income for the calendar year (taking into account certain deferrals and elections), 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the twelve months ended October 31 of such year (or later if the Fund is permitted to elect and no elects), plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. The Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

The Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if the Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, the Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owners of Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (2) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of the Fund’s net investment income and net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for distributions of “qualified dividend income,” as discussed below). To the extent designated as capital gain dividend by the Fund, distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of “qualified dividend income” (defined below) are, to the extent of the Fund’s current and accumulated earnings and profits, taxed to certain non-corporate Fund shareholders at the rates generally applicable to long-term capital gain, provided that the Fund shareholder meeting certain holding period and of the requirements with respect to the distributing Fund’s Shares and the distributing Fund meeting certain holdings period and other requirements with respect to its dividend-paying stocks. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and qualified non-U.S. corporations. Substitute payments received on Shares that are lent out will be ineligible for being reported as qualified dividend income. If the Fund pays a dividend that would be “qualified” dividend income for individuals, corporate shareholders may be entitled to a dividend received deduction.

The Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis of the Shares by an amount equal to shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund.

Distributions in excess of the Fund’s current and accumulated earns and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholders tax basis in its shares of the fund, and generally as capital gain thereafter. Any such distribution will reduce the shareholder’s tax basis in the Shares, and thus will increase the shareholder’s capital gain, or decrease the capital loss, recognized upon a sale or exchange of Shares.

In addition, individuals with adjusted gross incomes above certain threshold amounts (and certain trusts and estates) generally are be subject to a 3.8% Medicare tax on net investment income in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from the Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

If the Fund is a “qualified fund of funds” (i.e., a RIC at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs) or more than 50% of the Fund’s total assets at the end of a taxable year consist of non-U.S. stock or securities, the Fund may elect to “pass through” to its shareholders certain non-U.S. income taxes paid by the Fund. This means that each shareholder will be required to (i) include in gross income, even though not actually received, the shareholder’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either take a corresponding deduction (in calculating U.S. federal taxable income) or credit (in calculating U.S. federal income tax), subject to certain limitations.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales or Exchange of Shares. Any capital gain or loss realized upon a sale or exchange of Shares (including an exchange of Shares of one Fund for Shares of another Fund) generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of the Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant generally recognizes capital gain or loss (assuming the Authorized Participant does not hold the securities as inventory) equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant recognizes capital gain or loss (assuming the Authorized Participant does not hold the securities as inventory) equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Back-Up Withholding. The Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund shareholder to the IRS and withhold

U.S. federal income tax (“backup withholding”) at a current rate of 24% from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. If addresses only selected, and not all, aspects of U.S. federal income taxation applicable to non-U.S. shareholders.

With respect to non-U.S. shareholders of the Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for “interest-related dividends” and “short-term capital gain dividends” discussed below. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld.

U.S. federal withholdings tax generally will not apply to any gain realized by a non-U.S. shareholder in receipt of the Fund’s net capital gain. Special rules (not discussed herein) apply with respect to dividends of the Fund that are attributable to gain from the sale or exchange of “U.S. real property interests.”

In general, all “interest related dividends” and “short-term capital gains dividends” (each defined below) will not be subject to U.S. federal withholding tax, provided that, among other requirements, the non-U.S. shareholder furnished the Fund with a completed IRS Form W8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by the Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by the Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exceptions from withholding.

In general, subject to certain exceptions, non-U.S. shareholders will not be subject to U.S. federal income or withholdings tax in respect of a sale or other disposition of Shares of the Fund.

To claim a credit or refund for any Fund-level taxes on any undistributed net capital gain (as discussed above) or any taxes collected through back-up withholdings (discussed below), a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to do so.

Foreign Account Tax Compliance Act. The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of direct and indirect its U.S. accounts and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information about its direct and indirect “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA. If the shareholder is a tax resident in a jurisdiction that has entered into an intergovernmental agreement with the U.S. government, the shareholder will be required to provide information about the shareholder’s classification and compliance with the intergovernmental agreement.

“Withholdable payments” generally include, among other items, U.S.-source interest and dividends, and gross proceeds from the sale or disposition of property of a type that can produce U.S. source interest or dividends. However. Proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The Fund or a shareholder’s broker may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

For a more detailed tax discussion regarding an investment in the Fund please see the section of the SAI entitled “U.S. Federal Income Taxation.”

Code of Ethics

The Trust, Advisor and Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act that is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund. The codes are on file with the SEC and are available to the public.

Fund Website and Disclosure of Portfolio Holdings

The Advisor maintains a website for the Fund at newyorklifeinvestments.com. The website for the Fund contains the following information, on a per-Share basis, for the Fund: (1) the prior Business Day’s NAV; (2) the reported mid-point of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the [ ], the Fund will disclose on its website (newyorklifeinvestments.com) the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Other Information

The Fund is not sponsored, endorsed, sold or promoted by the [ ]. The [ ] makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. [ ] has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, the Fund is registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

Financial Highlights

Financial highlights are not presented for the Fund, since the Fund has not commenced operations.

Privacy Policy

The following notice does not constitute part of the Prospectus, nor is it incorporated into the Prospectus.

The Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.

We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs. We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law. For example, sharing information with companies that maintain or service customer accounts for the Trust is essential. We may also share information with companies that perform administrative or marketing services for the Trust, including research firms. When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers, such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

Frequently Used Terms

Trust	IndexIQ ETF Trust, a registered open-end investment company
Fund	The investment portfolios of the Trust
Shares	Shares of the Fund offered to investors
Advisor	IndexIQ Advisors LLC
Custodian	The Bank of New York Mellon, the custodian of the Fund’s assets
Distributor	ALPS Distributors, Inc., the distributor of the Fund
AP or Authorized Participant	Certain large institutional investors such as brokers, dealers, banks or other entities that have entered into authorized participant agreements with the Distributor
[ ]	[ ], the primary market on which Shares are listed for trading
IIV	The Indicative Intra-Day Value, an appropriate per-Share value based on the Fund’s portfolio
1940 Act	Investment Company Act of 1940, as amended
NAV	Net asset value
SAI	Statement of Additional Information
SEC	Securities and Exchange Commission
Secondary Market	A national securities exchange, national securities association or over-the counter trading system where Shares may trade from time to time
Securities Act	Securities Act of 1933, as amended

IndexIQ ETF Trust

Mailing Address

51 Madison Avenue

New York, New York 10010

newyorklifeinvestments.com

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IndexIQ ETF Trust

PROSPECTUS | [Date]

FOR MORE INFORMATION

If you would like more information about the Trust, the Fund and the Shares, the following documents are available free upon request:

Annual/Semi-annual Report

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (once available). In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information

Additional information about the Fund and its policies is also available in the SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports (when available) and the SAI are available free upon request by calling IndexIQ at 1-888-474-7725. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: newyorklifeinvestments.com.

To obtain other information and for shareholder inquiries:

By telephone:	1-888-474-7725

By mail:	IndexIQ ETF Trust c/o IndexIQ
51 Madison Avenue, New York, NY 10010

On the Internet:	SEC Edgar database: http://www.sec.gov; or newyorklifeinvestments.com

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

No person is authorized to give any information or to make any representations about the Fund and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company.

IQ® and IndexIQ® are registered service marks of New York Life Insurance Company. The Trust’s investment company registration number is 811-22227.

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The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission (“SEC”) is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information

Subject to Completion, dated July 28, 2021

STATEMENT OF ADDITIONAL INFORMATION

INDEXIQ ETF TRUST

51 MADISON AVENUE

NEW YORK, NEW YORK 10010

PHONE: (888) 474-7725

[DATE]

This Statement of Additional Information (this “SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the Prospectus dated [Date] (the “Prospectus”) for the IndexIQ ETF Trust (the “Trust”) relating to the IQ Engender Equality ETF (the “Fund”), as it may be revised from time to time.

A copy of the Trust’s Prospectus may be obtained without charge by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, by calling (888) 474-7725, or by visiting the Trust’s website at newyorklifeinvestments.com/etfs.

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

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No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. The SAI does not constitute an offer to sell securities.

2

The information contained herein regarding the index underlying the Fund (the “Underlying Index”) and Solactive AG (“Solactive”) was provided by Solactive, while the information contained herein regarding the securities markets and The Depository Trust Company (“DTC”) was obtained from publicly available sources.

"Solactive is the licensor of Solactive Equileap U.S. Select Gender Equality Index (the “Index”). The financial instruments that are based on the Index are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive does not guarantee the accuracy and/or the completeness of the Index and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Index and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Index. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Index.”

ABOUT GIRLS WHO CODE INC.®

The [ ]. The [ ].

[ ] is a tax-exempt under Section 501(c)(3) of the Code. [ ] will enter into a support agreement (the “Agreement”) with the Advisor and New York Life Investment Management LLC (“NYLIM”). Pursuant to the Agreement, [ ] will grant the Advisor and NYLIM a license permitting the Fund to use [ ] name and logo in connection with its donation payments to the [ ] and support of its mission. [ ] will identify and compile certain social criteria to be incorporated into the Fund’s “social screen” – criteria that seek to measure corporate performance against a range of social impact benchmarks relevant to the Fund. [ ] will not: (i) select any individual companies for inclusion or exclusion from the Underlying Index or (ii) have any right to approve or modify the Index, once constructed. [ ] will not have any influence on the day-to-day operations of the Fund or the Advisor’s management of the Fund. [ ] will not provide any investment advisory services to the Advisor, the Fund or any potential or current investors in the Fund. [ ] will have no equity ownership or other financial interest in the Advisor.

IQ Engender Equality ETF (the “Fund”) is offered by IndexIQ, the Fund’s sponsor, in alignment with Girls Who Code Inc. (“GWC”). The Fund is designed to promote investment objectives that are deemed to be consistent with GWC’s mission. Shares of the Fund are not sponsored, endorsed or promoted by GWC, and GWC is not an investment adviser or service provider to the Fund. GWC makes no representations or warranties regarding the performance of the Fund and will have no obligation or liability in connection with the Fund. The Fund’s sponsor, IndexIQ, and its affiliates are supporters of and donors to GWC and are making a substantial contribution to GWC in connection with GWC’s agreement to license use of its name and trademarks to IndexIQ and its affiliates. NYLIM and IndexIQ’s contribution to GWC is calculated on an annualized basis to be the lower of: (i) 0.045% of the Fund’s average daily net managed assets (the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund and less any management fees waived by the Fund’s adviser or sub-adviser); or (ii) ten percent of the Fund’s net annual management fee taking into account all applicable fee waivers and expense reimbursements. NYLIM and IndexIQ will make annual minimum contributions to GWC of $25,000 in each of the years 2021 to 2025 so long as their commercial co-venture is in effect.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on July 1, 2008 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of a number of separate investment portfolios, of which __ are in operation.

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The Fund is deemed to be non-diversified for the purposes of the 1940 Act. Other portfolios may be added to the Trust in the future. The shares of the Fund are referred to herein as “Shares.” The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund is managed by IndexIQ Advisors LLC (the “Advisor”). The Advisor has been registered as an investment advisor with the Securities and Exchange Commission (the “SEC”) since August 2007 and is a wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC.

The Fund offers and issues Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the relevant Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for Deposit Securities and a Cash Component. In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.

The Fund will typically create and redeem Shares in-kind, however, the Fund reserves the right to offer a “cash” option for creations and redemptions of Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the “Purchase and Redemption of Creation Units” section. In each instance of such cash creations or redemptions, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the Fund will be able to maintain the listing of its Shares on an Exchange. Each Exchange will consider the suspension of trading and delisting of the Shares of the Fund from listing if (i) the Fund or an Underlying Index does not comply with the Exchange’s continuous listing requirements; or (ii) such other event shall occur or condition exist that, in the opinion of the applicable Exchange, makes further trading on the applicable Exchange inadvisable. Each Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on an Exchange, brokers’ commissions on transactions will be based on commission rates negotiated by an investor or his or her broker.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

The Fund has a distinct investment objective and policies. There can be no assurance that the Fund’s objective will be achieved. The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of a particular Underlying Index.

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All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Fund, its policies, and the investment instruments it may hold, is provided below.

The Fund’s share prices will fluctuate with market and economic conditions. The Fund should not be relied upon as a complete investment program.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to the Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of the Fund and all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

As a matter of fundamental policy, the Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. government or any of its agencies or instrumentalities). Nonetheless, to the extent the Fund’s Underlying Index is concentrated in a particular industry or group of industries, the Fund’s investments will exceed this 25% limitation to the extent that it is necessary to gain exposure to Underlying Index Components (as defined below) to track its Underlying Index.

The Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single ETF, open-end investment company or series thereof with substantially the same fundamental investment objective, restrictions and policies as the Fund.

As a matter of fundamental policy, the Fund:

A.	May borrow money, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

B.	May make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

C.	May act as an underwriter of securities within the meaning of the Securities Act, to the extent permitted under the Securities Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

D.	May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

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E.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

F.	May issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

With respect to the Fund’s fundamental investment restriction A, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

The Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single ETF, open-end investment company or series thereof with substantially the same fundamental investment objective, restrictions and policies as the Fund.

Unless otherwise indicated, all of the percentage limitations above and in the investment restrictions recited in the Prospectus apply only at the time of an acquisition or encumbrance of securities or assets of the Fund, except that any borrowing by the Fund that exceeds applicable limitations must be reduced to meet such limitations within the period required by the 1940 Act. Therefore, a change in the percentage that results from a relative change in values or from a change in the Fund’s assets will not be considered a violation of the Fund’s policies or restrictions. “Value” for the purposes of all investment restrictions shall mean the value used in determining the Fund’s NAV.

INVESTMENT STRATEGIES AND RISKS

The general investment strategies and risks of the Fund are described in the Prospectus. Additional information concerning the characteristics of certain of the Fund’s investments, strategies and risk is set forth below.

General

Investment in the Fund should be made with an understanding that the value of the portfolio of securities held by the Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

The Fund is not actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Fund unless the securities of such issuer are removed from its respective Underlying Index.

An investment in the Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. It is also possible that for short periods of time, the Fund may not fully replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the Secondary Market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio securities. It is also possible that the composition of the Fund may not exactly replicate the composition of its Underlying Index if the Fund has to adjust its portfolio securities in order to continue to qualify as a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended.

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[The Fund’s Underlying Index seeks to provide exposure to the equity securities of companies that are in alignment with initiatives, research and programs of [ ], a 501(c)(3) public charity, (“[ ]®”). Each of the criteria used to calculate the Equileap Gender Diversity Score addresses issues or areas historically supported by [ ]®.]

Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in its Underlying Index Components and in depositary receipts based on the securities in its Underlying Index. In determining the Fund’s net assets for the purpose of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the relevant Fund. In addition, the Fund may investment up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, there may be instances in which the Advisor may choose to purchase (or sell) securities not in the Underlying Index that the Advisor believes are appropriate to substitute for one or more Underlying Index Components in seeking to replicate, before fees and expenses, the performance of the Underlying Index.

In addition, the Fund may invest up to 20% of its net assets in investments not included in its respective Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, the Fund may hold the underlying portfolio constituents of one or more ETPs composing its Underlying Index, or a representative sample thereof. The Fund may also purchase ETPs that are not Underlying Index Components. Furthermore, the Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, the Fund may use total return swaps on the indices on which ETPs are based, on the underlying securities or other constituents of such ETPs, or on ETPs themselves, in order to achieve exposures to investment strategies and/or asset class exposures that are similar to those of the Underlying Indices.

Furthermore, the Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, the Fund may use total return swaps on one or more Underlying Index Components in order to achieve exposures that are similar to those of the Underlying Index.

Common Stock

Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. The Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies. The Underlying Index is partially based on an assessment of historical data sets. To the extent that data turns out not to be predictive of future event, the return on the Underlying Index may deviate from its objective.

Industry Sector Risk

The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Communication Services Sector Risk. Companies in the communication services sector may be adversely affected by, among other things, industry competition, substantial capital requirements, changes in government regulation and obsolescence of communication services products due to technological advancement. Communication services companies may also be subject to risks associated with intellectual property use, fluctuating domestic and international demand, shifting demographics and changes in consumer tastes. While network security breaches can happen to all companies, certain communication services companies are more susceptible to hacking, theft of proprietary or consumer information and disruptions in service.

7

Financial Sector Risk. Companies in the financial sector may be adversely affected by, among other things, government regulations, economic conditions, credit rating downgrades, changes in currency exchange rates, volatile interest rates, decreased liquidity in credit markets and competition from new entrants. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are often subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or on the financial sector as a whole cannot be predicted. The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.

Information Technology Sector Risk. Companies in the information technology sector may be adversely affected by, among other things, domestic and international market competition, obsolescence due to rapid technological developments, new product introduction, unpredictable growth rates and competition for qualified personnel. Aggressive pricing and reduced profit margins, intellectual property rights protections, cyclical market patterns and evolving industry standards and government regulations may also impact information technology companies. The market prices of information technology securities may exhibit a greater degree of market risk and more frequent, sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Lending of Portfolio Securities

The Fund may lend portfolio securities constituting up to 331/3% of the Fund’s total assets (as permitted by the 1940 Act). Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers, pursuant to agreements requiring the loans to be continuously secured by collateral in cash, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, irrevocable bank letters of credit (upon consent of the Board) or any combination thereof, marked to market daily, at least equal to the market value of the securities loaned. Cash received as collateral for securities lending transactions may be invested in liquid, short-term investments approved by the Investment Advisor.

Investing the collateral subjects the Fund to risks, and the Fund will be responsible for any loss that may result from its investment of the borrowed collateral. The Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. For the duration of a loan, the respective Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral.

The Fund will generally not have the right to vote securities during the existence of the loan, but the Advisor may call the loan to exercise the Fund’s voting or consent rights on material matters affecting the Fund’s investment in such loaned securities. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral and loaned securities should the borrower of the securities fail financially.

Loans will be made only to firms deemed creditworthy, and when the consideration which can be earned from securities loans is deemed to justify the attendant risk. The creditworthiness of a borrower will be considered in determining whether to lend portfolio securities and will be monitored during the period of the loan. It is intended that the value of securities loaned by the Fund will not exceed one-third of the value of the Fund’s total assets (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations stated elsewhere in this SAI or the Prospectus regarding investing in fixed-income securities and cash equivalents.

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Risk of Investing in Large-Capitalization Companies

Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. Over certain periods, the performance of large-capitalization companies has trailed the performance of overall markets.

Risk of Investing in Mid-Capitalization Companies

Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies, therefore impacting the value of the Fund’s investment in mid-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid, making it more difficult for the Fund to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

Risk of Investing in Small-Capitalization Companies

Stock prices of small-capitalization companies may be more volatile than those of larger companies and therefore the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large- capitalization or mid-capitalization companies. Stock prices of small-capitalization companies are generally more vulnerable than those of large-capitalization or mid-capitalization companies to adverse business and economic developments. The stocks of small-capitalization companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, small-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small-capitalization companies also normally have less diverse product lines than those of large-capitalization companies and are more susceptible to adverse developments concerning their products.

Risk of Investing in the U.S.

The Fund may have significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations, tariffs or the threat of tariffs, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.

Tracking Error Risk

The Fund’s performance may not match its Underlying Index during any period of time. Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to the risk that the strategies used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur. For example, the Fund may not be able to invest in certain securities included in its Underlying Index due to restrictions or limitations imposed, by or a lack of liquidity in, certain countries and stock exchanges in which such securities trade, or may be delayed in purchasing or selling securities included in the Underlying Index. To the extent the Fund intends to engage principally in cash transactions for the creation and redemption of Shares, such practice will affect the Fund’s ability to match the return of its Underlying Index. In addition, tracking error may be created by the use of underlying ETFs or derivative instruments to track Underlying Index Components. In addition, tracking error may occur because of differences in timing of the accrual or the valuation of dividends or interest or tax gains or losses.

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To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected. To the extent that the value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates selected by the Advisor that differ from the exchange rates selected by the index provider for use in calculating the Underlying Index, the Fund’s ability to track the Underlying Index may be adversely impacted. In addition, the Fund may not be able to invest in certain securities included in the Underlying Index due to restrictions or limitations imposed by or a lack of liquidity in certain countries and stock exchanges in which such securities trade or may be delayed in purchasing or selling securities included in the Underlying Index. In addition, if the Fund utilizes depositary receipts and/or derivative instruments, its return may not correlate as well with the Underlying Index as would be the case if the Fund purchased all the securities in the Underlying Index directly.

Cyber Security and Disruptions in Operations

With the increasing use of the Internet and technology in connection with the Fund’s operations, the Fund may be more susceptible to greater operational and information security risks resulting from breaches in cyber security. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third-parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, or systems and networks that are vital to the Fund’s or their service providers’ operations, or otherwise impair Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of or denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information (i.e., identity theft or other privacy breaches). In addition, a cyber security breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s NAV including over an extended period, impediments to trading, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, compliance and other costs. The Fund and their shareholders could be negatively impacted as a result. Further, substantial costs may be incurred in order to prevent future cyber incidents.

In addition, because the Fund work closely with third-party service providers (e.g., custodians), cyber security breaches at such third-party service providers or trading counterparties may subject the Fund’s shareholders to the same risks associated with direct cyber security breaches. Further, cyber security breaches at an issuer of securities in which the Fund invest may similarly negatively impact the Fund’s shareholders because of a decrease in the value of these securities. These incidents could result in adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value. For example, a cyber incident involving an issuer may include the theft, destruction or misappropriation of financial assets, intellectual property or other sensitive information belonging to the issuer or their customers (i.e., identity theft or other privacy breaches). As a result, the issuer may experience the types of adverse consequences summarized above, among others (such as loss of revenue), despite having implemented preventative and other measures reasonably designed to protect from and/or defend against the risks or adverse effects associated with cyber incidents.

While the Fund have established risk management systems and business continuity policies designed to reduce the risks associated with cyber security breaches and other operational disruptions, there can be no assurances that such measures will be successful particularly since the Fund do not control the cyber security and operational systems of issuers or third-party service providers, and certain security breaches may not be detected. The Fund and their service providers, as well as exchanges and market participants through or with which the Fund trade and other infrastructures on which the Fund or their service providers rely, are also subject to the risks associated with technological and operational disruptions or failures arising from, for example, processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, errors in algorithms used with respect to the Fund, changes in personnel, and errors caused by third-parties or trading counterparties. In addition, there are inherent limitations to these plans and systems and certain risks may not yet be identified and new risks may emerge in the future. The Fund and their respective shareholders could be negatively impacted as a result of any security breaches or operational disruptions and may bear certain costs tied to such events.

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Liquidation of the Fund

The Board may determine to close and liquidate the Fund at any time, which may have adverse consequences for shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder's basis in his or her shares of the Fund. A shareholder may receive an amount in liquidation less than the shareholder’s original investment.

MANAGEMENT

Board Responsibilities. The business of the Trust is managed under the direction of the Board. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Advisor provides the Board with an overview of, among other things, the firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board receives detailed information from the Advisor. Among other things, the Board regularly considers the Advisor’s adherence to the Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures, and material compliance matters since the date of the last report.

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The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Fund, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Advisor and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Additionally, as required by Rule 22e-4 under the 1940 Act, the Trust has implemented a written liquidity risk management program and related procedures (“Liquidity Program”) that is reasonably designed to assess and manage the Fund’s “liquidity risk” (defined by the SEC as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Liquidity Program is reasonably designed to assess and manage the Fund’s liquidity risk. The Board, including a majority of the Independent Trustees, approved the designation of IndexIQ Advisors as the Liquidity Program’s Administrator. The Board will review, no less frequently than annually, a written report prepared by the Liquidity Program's Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

The Board also benefits from other risk management resources and functions within New York Life, such as its risk management personnel and internal auditor department. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to mitigate or eliminate all risks and their possible effects, and that it may be necessary to bear certain risks (such as investment risks) to achieve the Fund’s investment objectives. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

Reena Aggarwal, an Independent Trustee, is Chair of the Board. Three of the Trustees, Reena Aggarwal, Michael Pignataro and Paul Schaeffer, and their immediate family members have no affiliation or business connection with the Advisor or the Fund’s principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor or the Fund’s principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.” Kirk Lehneis (the “Interested Trustee”) is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act because of his affiliation with the Advisor.

There is an Audit Committee and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board- approved charter. There is a Valuation Committee, which is comprised of the Independent Trustees and representatives of the Advisor to take action in connection with the valuation of portfolio securities held by the Fund in accordance with the Board-approved Valuation Procedures. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the assets under management of the Fund, the number of portfolios overseen by the Board and the total number of trustees on the Board.

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Independent Trustees
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Reena Aggarwal, 1957	Trustee Chair	Since August 2008 Since January 2018	Vice Provost of Faculty (2016 to present), Georgetown University, Robert E. McDonough Professor (2003 to present) and Professor of Finance, McDonough School of Business, Georgetown University (2000 to present); Director, Georgetown Center for Financial Markets and Policy (2010 to present); Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to 2014).	[ ]	FBR & Co. (investment banking) (2011 to 2017); Cohen & Steers (asset management) (2017 to present); Director, Brightwood Capital Advisors, L.P. (private equity investment) (2013 to present); Nuveen Churchill BDC (2019 to present).
Michael A. Pignataro, 1959	Trustee	Since April 2015	Retired; formerly Director, Credit Suisse Asset Management (2001 to 2012); and Chief Financial Officer, Credit Suisse Funds (1996 to 2013).	[ ]	The New Ireland Fund, Inc. (closed-end fund) (2015 to present).
Paul D. Schaeffer, 1951	Trustee	Since April 2015	President, ASP (dba Aspiring Solution Partners) (financial services consulting) (2013 to present); Executive Advisor, Aquiline Capital Partners LLC (private equity investment) (2014 to present).	[ ]

Management Board Member, RIA in a Box LLC (financial services consulting) (2018 to present); Context Capital Funds (mutual fund trust) (2 Portfolios) (2014 to 2018); Management Board Member,

Altegris Investments, LLC (registered broker-dealer) (2016 to 2018); Management Board Member, AssetMark Inc. (financial services consulting) (2016 to 2017); PopTech! (conference operator) (2012 to 2016); Board Member, Pathways Core Training (non-profit) (2019 to present).

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Interested Trustee
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Kirk C. Lehneis, 1974(4)	Trustee, President and Principal	Since January 2018	Chief Operating Officer and Senior Managing Director, New York Life Investment Management LLC (since 2016); Chairman of the Board, NYLIM Service Company LLC (since 2017); President, MainStay MacKay DefinedTerm Municipal Opportunities Fund, MainStay Funds, MainStay Funds Trust, and MainStay VP Funds Trust (since 2017).	[ ]	None.

Officers
Names and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
Jonathan Zimmerman, 1982	Executive Vice President	Since April 2018	Chief Operating Officer, IndexIQ Advisors LLC (2018 to present); Managing Director, New York Life Investments LLC (2018 to present); Director, New York Life Investment Management LLC (2015 to 2018); Vice President, Morgan Stanley (2007 to 2015).
Adefolahan Oyefeso, 1974	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since April 2018	Vice President of Operations & Finance, IndexIQ Advisors (2015 to present); Director of the Fund Administration Client Service Department at The Bank of New York Mellon (2007 to 2015).
Matthew V. Curtin, 1982	Secretary and Chief Legal Officer	Since June 2015	Secretary and Chief Legal Officer, IndexIQ Advisors LLC (since 2015), Chief Compliance Officer, IndexIQ, IndexIQ ETF Trust and IndexIQ Active ETF Trust (June 2015 to January 2017); Associate General Counsel, New York Life Insurance Company (since 2015); Associate, Dechert LLP (2007 to 2015).

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Officers
Names and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
Kevin M. Bopp, 1969	Chief Compliance Officer	Since June 2021	Chief Compliance Officer, IndexIQ ETF Trust and IndexIQ Active ETF Trust (since 2021); Head of Investments Compliance, New York Life Investments (since 2019); Chief Compliance Officer, IndexIQ Advisors (since 2017); Chief Compliance Officer, IndexIQ ETF Trust and IndexIQ Active ETF Trust (2017 to 2019) Vice President and Chief Compliance Officer, The MainStay Funds, MainStay Funds Trust, MainStay MacKay DefinedTerm Municipal Opportunities Fund and MainStay VP Funds Trust (2014 to 2019).

(1)       The address of each Trustee or officer is c/o IndexIQ Advisors, 51 Madison Avenue, New York, New York 10010.

(2)       Trustees and Officers serve until their successors are duly elected and qualified.

(3)       The Fund is part of a “fund complex”. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person if the Advisor.

(4)       Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

The Board met __ times during the fiscal year ended April 30, 2021.

Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board has adopted a written charter for the Audit Committee. All of the Independent Trustees serve on the Trust’s Audit Committee. During the fiscal year ended April 30, 2021, the Audit Committee met __ times.

Nominating Committee. The Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the IndexIQ ETF Trust Nominating Committee. During the fiscal year ended April 30, 2021, the Nominating Committee met __ time.

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Valuation Committee. The Valuation Committee oversees the implementation of the Trust’s Valuation Procedures. The Valuation Committee shall make fair value determinations on behalf of the Board as specified in the Valuation Procedures. The Valuation Committee has appointed the Advisor Fair Valuation Committee to deal in the first instance with questions that arise or cannot be resolved under the Valuation Procedures. All of the Independent Trustees serve on the Trust’s Valuation Committee. During the fiscal year ended April 30, 2021, the Valuation Committee met ___ times.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Ms. Aggarwal should serve as trustee of the Trust and as an audit committee financial expert because of the experience she has gained as a professor of finance, deputy dean at Georgetown University’s McDonough School of Business and Director of the Georgetown Center for Financial Markets and Policy, her service as trustee for another mutual fund family, the experience she has gained serving as trustee of the Trust since 2008 and her general expertise with respect to financial matters and accounting principles.

The Trust has concluded that Mr. Pignataro should serve as trustee of the Trust and as an audit committee financial expert because of the experience he has gained as a businessman and, in particular, his prior service in the financial services industry as a Director of Credit Suisse Asset Management and Chief Financial Officer of the Credit Suisse Funds.

The Trust has concluded that Mr. Schaeffer should serve as trustee of the Trust because of his experience in the financial services industry, including his experience as a director of and service provider to investment companies.

The Trust has concluded that Mr. Lehneis should serve as trustee of the Trust because of the experience he has gained as President of the MainStay Funds, Chief Operating Officer of New York Life Investment Management LLC and President of IndexIQ, his knowledge of and experience in the financial services industry and the experience he has gained serving as Chairman of the Board of New York Life Investment Management LLC since 2017.

Trustee Ownership of Fund Shares

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2020.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustees in Family of Investment Companies(1)
Reena Aggarwal	[ ]	[ ]
Michael Pignataro	[ ]	[ ]
Paul Schaeffer	[ ]	[ ]
Kirk Lehneis(2)	[ ]	[ ]

(1)	The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.

(2)	Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

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Board Compensation

Effective, October 1, 2020, each Independent Trustee receives from the Fund Complex, either directly or indirectly, an annual retainer of $52,000. Prior to October 1, 2020, each Independent Trustee receives from the Fund Complex, either directly or indirectly, an annual retainer of $46,000. In addition, as the Chair of the Board, Ms. Aggarwal receives an annual stipend of $35,000; as Audit Committee chair, Mr. Pignataro receives an annual stipend of $10,000; and as Valuation Committee chair, Mr. Schaeffer receives an annual stipend of $10,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings. The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended April 30, 2021:

Name and Position	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees(1)
Reena Aggarwal, Trustee	N/A	N/A	$	[ ]
Michael Pignataro, Trustee	N/A	N/A	$	[ ]
Paul Schaeffer, Trustee	N/A	N/A	$	[ ]
Kirk C. Lehneis, Trustee, President and Principal Executive Officer (2)	None	None	None

(1)	The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.

(2)	Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

Code of Ethics

The Trust, its Advisor and principal underwriter have each adopted a code ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix A to this Statement of Additional Information. The Board will periodically review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31 of each year. The Fund’s Form N-PX will be available at no charge upon request by calling 1-888-474-7725. It will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Fund has not yet commenced operations and information is not presented for the Fund.

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MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Investment Advisor

IndexIQ Advisors LLC, the Advisor, serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Advisor (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for the Fund and is responsible for the investment of the Fund’s assets in conformity with the stated investment objective and principal investment strategies, and subject to the investment policies of the Fund. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Fund. The Advisor also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Fund to operate.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Fund. The Advisor and the Fund have obtained an exemptive order (the “Order”) from the SEC permitting the Advisor, on behalf of the Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions. The Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Fund’s sole shareholder has approved the use of the Order.

The Advisory Agreement will remain in effect with respect to the Fund from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Fund’s outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Advisor or by the Advisor on 60 days’ written notice to the Trust.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, payable monthly in arrears, at the annual rate [ ]% for the Fund based on a percentage of the Fund’s average daily net assets. As od the date of this SAI, the Fund has not commenced operations.

In consideration of the fees paid with respect to the Fund, the Advisor has agreed to pay all expenses of the Trust, except (i) brokerage and other transaction expenses, including taxes; (ii) extraordinary legal fees or expenses, such as those for litigation or arbitration; (iii) compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vi) the advisory fee payable to the Advisor hereunder.

In addition to providing advisory services under the Advisory Agreement, the Advisor also: (i) supervises all non-advisory operations of the Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of Prospectus and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund’s records; and (v) provides office space and all necessary office equipment and services.

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As of the date of this SAI, the Fund has not commenced operations and, therefore, has not yet incurred any advisory fees under the Advisory Agreement.

Expense Limitation Agreement

The Advisor has entered into Expense Limitation Agreements with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividends, interest and brokerage expenses paid on short sales, acquired und fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than [ ]% of the average daily net assets of the Fund until [ ], 2022.

The Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year, provided such continuance is approved by the Board on behalf of the Fund. The terms of the Expense Limitation Agreements may be revised upon renewal. The Board may terminate the Expense Limitation Agreements at any time. The Advisor may also terminate the Expense Limitation Agreements at the end of the then-current term upon not less than 90 days’ notice to the Trust.

Portfolio Managers

The Advisor utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Fund’s portfolios are Greg Barrato and James Harrison.

Greg Barrato joined the Advisor as Vice President in November 2010 and has been Senior Vice President of the Advisor since August 2013 and portfolio manager of the Fund since February 2011. Prior to joining the Advisor, Mr. Barrato served as Head Global Equity Trader and Trader at Lucerne Capital Management, LLC from 2008 to 2010 and as Assistant Trader and Operations Manager at ReachCapital Management, LP from 2004 to 2008. Mr. Barrato is a graduate of the University of Connecticut.

James Harrison has been a member of the portfolio management team of the Advisor since 2015 and has been a Vice President of the Advisor since June 2018. Prior to joining the Advisor, Mr. Harrison served as a New York Stock Exchange member Floor Broker and Equity Sales Trader for Cuttone and Company from 2010 to 2015. Mr. Harrison is a graduate of St. Lawrence University.

Other Accounts Managed

The following tables provide additional information about other portfolios or accounts managed by the Fund’s portfolio managers as of ___________.

Total number of other accounts managed by the portfolio managers within each category below and the total assets in the accounts managed within each category below.

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($mm)	Total Assets ($mm)	Number of Accounts	Total Assets ($m)	Number of Accounts
Greg Barrato	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
James Harrison	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts of Interest.

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio managers’ bonus and there is no formula that is applied to weight the factors listed (see “Compensation for the Portfolio Managers”).

Compensation for the Portfolio Managers

The portfolio managers receive a base pay and an annual bonus incentive based on performance against individual and organizational unit objectives, as well as overall Advisor results. The plan is designed to align manager compensation with investors' goals by rewarding portfolio managers who obtain results consistent with the objectives of the products under the individual’s management. In addition, these employees also participate in a long-term incentive program. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee's total compensation package is reviewed periodically to ensure that they are competitive relative to the external marketplace.

Ownership of Securities

As of the date of this SAI, the portfolio managers do not own Shares of the Fund.

OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s administrator, custodian, transfer agent and securities lending agent. BNY Mellon’s principal address is 240 Greenwich Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon supervises the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BNY Mellon provides persons satisfactory to the Board to serve as officers of the Trust.

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BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

BNY Mellon serves as custodian of the Fund’s assets (the “Custodian”). Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Fund. Under the Custody Agreement, BNY Mellon is also authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S.

The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Fund; (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. The Advisor pays the Custodian fees out of the Advisor’s unified management fee.

BNY Mellon serves as transfer agent and dividend paying agent for the Fund (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of the Fund; (2) make dividend and other distributions to shareholders of the Fund; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Fund. The Advisor pays the Transfer Agent out of the Advisor’s unified management fee.

As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

As of the date of this SAI, the Fund has not commenced operations and, therefore, has not yet paid any administration fees.

Securities Lending

BNY Mellon also serves as the Trust’s securities lending agent pursuant to a Securities Lending Authorization Agreement. As compensation for providing securities lending services, BNY Mellon receives a portion of the income earned by the Fund on collateral investments in connection with the lending program.

Pursuant to an agreement between the Trust, on behalf of the Fund, and BNY Mellon, the Fund may lend their portfolio securities to certain qualified borrowers. As securities lending agent for the Fund, BNY Mellon administers the Fund’s securities lending program. The services provided to the Fund by BNY Mellon with respect to the Fund’s securities lending activities during the most recent fiscal year included, among other things: locating approved borrowers and arranging loans; collecting fees and rebates due to the Fund from a borrower; monitoring daily the value of the loaned securities and collateral and marking to market the daily value of securities on loan; collecting and maintaining necessary collateral; managing cash collateral, which may include investing the cash collateral in approved investment pools; managing qualified dividends; negotiating loan terms; recordkeeping and account servicing; monitoring dividend activity and proxy votes relating to loaned securities; and arranging for return of loaned securities to the Fund at loan termination.

As of the date of this SAI, the Fund has not commenced operations and, as a result, has not earned income or incurred costs or expenses associated with such activities.

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Index Provider

The index provider for the Fund is Solactive. The Advisor has entered into a licensing agreement with Solactive to license the Underlying Index on behalf of the Fund. The Advisor has entered into a Sub-Licensing Agreement with the Trust to allow a Fund to utilize an Underlying Index. A Fund pays no fees under the Sub-Licensing Agreement.

Distributor

ALPS Distributors, Inc., the Distributor, is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to market the Fund.

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

As compensation for the foregoing services, the Distributor receives certain out-of-pocket and per Fund flat fees, which are accrued daily and paid monthly by the Advisor. As of the date of this SAI, the Fund has not commenced operations and, therefore, has not yet paid any distribution fees.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Distribution and Service Plan, the Fund is authorized to pay an amount up to 0.10% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan, if any, and the purpose for which such expenditures were made.

The Advisor and its affiliates may, out of their own resources, pay amounts to third-parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm to the Trust. [ ] will perform the annual audit of the Fund’s financial statements.

Ernst & Young LLP, located at 5 Times Square, New York, New York 10036, serves as tax advisor to the Trust and will prepare the Fund’s federal, state and excise tax returns, and advise the Trust on matters of accounting and federal and state income taxation.

Legal Counsel

Chapman and Cutler, LLP, located at 1717 Rhode Island Avenue, Washington, D.C. 20036, serves as legal counsel to the Trust and the Fund.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions. The Fund may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act of 1934, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Fund will give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Fund’s policy will be to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. The full range of brokerage services applicable to a particular transaction may be considered with making this judgment, which may include but are not limited to: liquidity, price, commission, timing, aggregated trades, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, se of automation, knowledge of other buyers or sellers, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. Such determinations will be necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

The Advisor does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions. Currently, the Advisor is affiliated with two broker/dealers, NYLIFE Securities LLC and NYLIFE Distributors LLC, neither of which have institutional capacity to effect portfolio transactions for the Fund.

As permitted by Section 28(e) of the 1934 Act, the Advisor may cause the Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission that another broker-dealer would have charged for effecting the transaction, if the Advisor make a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the research and brokerage products and services provided by the broker-dealer, viewed in terms of either the particular transaction or the Advisor’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of the Fund’s commission dollars to pay for research and brokerage products and services provided to the Advisor is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Advisor’s compliance with certain procedural requirements and limitations on the type of research and brokerage products and services that qualify for the safe harbor.

The Advisor may receive a variety of research products and services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. Research products and services may include but are not limited to: software and data dedicated to research and portfolio modeling; stock price quotation services; performance, trading and risk measuring services and analysis; current market data; and computer-generated data feeds. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, trade settlement and other trading activities. On occasion, a broker-dealer may furnish the Advisor with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Advisor is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Advisor from its own funds, and not by portfolio commissions paid by the Fund.

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The Advisor may also participate in so-called “commission sharing arrangements” under which the Advisor may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research or brokerage products and services to the Advisor.

Research products and services provided to the Advisor through soft dollar and commission sharing arrangements may be used by the Advisor in servicing all of its accounts. Accordingly, not all of these services may be used by the Advisor in connection with all Funds. Section 28(e) permits the Advisor to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Advisor may generate soft dollars used to purchase research and brokerage products and services that ultimately benefit other accounts managed by the Advisor, effectively cross subsidizing the other accounts managed by the Advisor that benefit directly from the product. The Advisor may not necessarily use all of the research and brokerage products and services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products and services. Some of these products and services are also available to the Advisor for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Advisor for services provided to the Fund. The Advisor’s expenses would likely increase if the Advisor had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Advisor acts as investment advisor or sub-investment advisor), the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be equitable and consistent with its fiduciary obligations to the Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Fund, including the Advisor. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day (as defined below in the section entitled, “Purchase and Redemption of Creation Units”). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third-party service providers.

The Fund will disclose on the Fund’s website (newyorklifeinvestments.com/etfs) at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

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Daily access to the Fund’s portfolio holdings is permitted to personnel of the Advisor, the Distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer may authorize disclosure of portfolio holdings.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on July 1, 2008, and has authorized capital of an unlimited number of shares of beneficial interest of no par value that may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

When issued, Shares are fully-paid, non-assessable, redeemable and freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares do not have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Fund.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Fund’s shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund themselves would not be able to meet the Trust’s obligations and this risk should be considered remote. If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

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Book Entry Only System

DTC will act as securities depositary for the Shares. The Shares of the Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues and money market instruments (from over 100 countries). DTC was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly- owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, the NSCC and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. More specifically, DTCC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the NYSE Alternext U.S. (formerly known as the American Stock Exchange LLC) (the “Alternext”) and FINRA.

Access to DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares will be limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).

Beneficial Owners will receive from or through DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interests in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners will be effected as follows. DTC will make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of the Fund DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide the Fund DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to the Fund DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices be provided directly to them.

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Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis on any Business Day (as defined below) through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”). The Exchange is open for trading Monday through Friday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Units of the Fund generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in the relevant Fund’s portfolio as selected by the Advisor (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of the Fund.

The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

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In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

The Custodian through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation— Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time), the list of the name and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes from time to time. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

In addition to the list of names and number of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled “Additional Information Concerning Shares — Book Entry Only System”). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participant Agreement”); and accepted by the Transfer Agent such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

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Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of the Fund generally must be received by the Distributor by the time specified in the Participant Agreement and the applicable order form (“Order Time”) in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of Shares of the Fund as next determined after receipt of an order in proper form. Orders consisting of cash only or requesting substitution of a “cash-in-lieu” amount (collectively, “Customer Orders”) must be received by the Transfer Agent no later than the time specified in the Participant Agreement and the applicable order form. On days when the Exchange closes earlier than normal (such as the day before a holiday), the Fund may require orders to create Creation Units to be placed earlier in the day. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone, electronic order entry system or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. Economic or market disruption or changes, or telephone, electronic or communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units— Creation—Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process

Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. Eastern time on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”).

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All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component. The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Sale of Creation Units—Creation—Creation Transaction Fee.”

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) up to 115% of the then-current market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. Eastern time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal up to 115% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. Eastern time on the second Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to- market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

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Acceptance of Orders for Creation Units

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (3) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (4) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (6) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (7) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Advisor that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+2 basis” (that is two Business Days after trade date).

To the extent contemplated by a Participant Agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Advisor may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Transfer Agent. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day.

When determining whether to waive the Creation Transaction Fee, the Advisor considers a number of factors including, but not limited to, whether waiving the Creation Transaction Fee will: facilitate the initial launch of the Fund; reduce the cost of portfolio rebalancing; improve the quality of the secondary trading market for the Fund’s Shares and not result in the Fund bearing additional costs or expenses as a result of the waiver.

The Creation Transaction Fee for the Fund is $[ ]

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An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (1) creations effected outside the Clearing Process and (2) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

In order to seek to replicate the in-kind creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the Secondary Market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or Financial Instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Redemption

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from the Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the Secondary Market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities — as announced on the Business Day the request for redemption is received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption— Redemption Transaction Fee”).

The right of redemption may be suspended or the date of payment postponed (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by the Fund generally will be made within two Business Days (that is “T+2”).

In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix B hereto where more than seven calendar days would be needed).

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Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. Eastern time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Transfer Agent receives an order for redemption outside the Clearing Process, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the second Business Day following the Transmittal Date.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. Eastern time the following Business Day pursuant to a properly submitted redemption order.

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If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Redemption Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (the “Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day.

When determining whether to waive the Redemption Transaction Fee, the Advisor considers a number of factors including, but not limited to, whether waiving the Redemption Transaction Fee will: reduce the cost of portfolio rebalancing; improve the quality of the Secondary Market for the Fund’s Shares and not result in the Fund bearing additional cost or expenses as a result of the waiver.

The Redemption Transaction Fee for the Fund is $[ ].

An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage value of the Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) cash redemptions (to offset the Trust’s brokerage and other transaction costs associate with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

In order to seek to replicate the in-kind redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the Secondary Market, the portfolio securities or settle any Financial Instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or Financial Instruments were sold or settled by the Trust and the cash in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Cash Creations and Redemptions

The Trust reserves the right to offer a “cash” option for creations and redemptions of Shares, although it has no current intention of doing so for Fund. In each instance of such cash creations and redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations and redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing the Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security the Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures which are approved by the Board.

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

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DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Dividends from net investment income are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to improve its Underlying Index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying Portfolio Securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying Portfolio Securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual “investment company taxable income” of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

U.S. FEDERAL INCOME TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of Shares. It is based upon the U.S. Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Department regulations promulgated thereunder, judicial authorities, and administrative rulings and practices, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. The following information supplements should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

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Except to the extent discussed below, this summary assumes that the Fund’s shareholder holds Shares as capital assets within the meaning of the Code, and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, RICs, real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholders” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate and gift, or non-U.S., tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in the Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares based on their particular circumstances.

The Fund have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country or other taxing jurisdiction.

Tax Treatment of the Fund

In General. The Fund intends to qualify and elect to be treated as a separate RIC under the Code. As a RIC, the Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain income, asset and distribution requirements, described in more detail below. Specifically, the Fund must (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (i.e., partnerships that are traded on an established securities market or readily tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, and other qualifying RIC income described above), and (ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers of which 20% or more of the voting stock of the Fund issuer is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more QPTPs. Furthermore, the Fund must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

Failure to Maintain RIC Status. If the Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualified dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.

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Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income generally if the Fund does not distribute to its shareholders in each calendar year an amount at least equal to the sum of 98% of its ordinary income for the calendar year (taking into account certain deferrals and elections), 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the twelve months ended October 31 of such year (or later if the Fund is permitted to elect and so elects), plus 100% of any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within such calendar year. The Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Phantom Income. With respect to some or all of its investments, the Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, under the “wash sale” rules, the Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. (See also — “Certain Debt Instruments” below.)

Certain Debt Instruments. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund (such as zero-coupon debt instruments or debt instruments with payment in-kind interest) may be treated as debt securities that are issued originally at a discount. Generally, the amount of original issue discount is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. If the Fund acquires debt securities (with a fixed maturity date of more than one year from the date of issuance) in the secondary market, such debt securities may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

PFIC Investments. The Fund may purchase shares in a non-U.S. corporation treated as a “passive foreign investment company” (“PFIC”) for U.S. federal income tax purposes. As a result, the Fund may be subject to increased U.S. federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on any “excess distributions” made on, or gain from a sale (or other disposition) of, the PFIC shares even if the Fund distributes such income to its shareholders.

In lieu of the increased income tax and deferred tax interest charges on excess distributions on, and dispositions of, a PFIC’s shares, the Fund can elect to treat the underlying PFIC as a “qualified electing fund,” provided that the PFIC agrees to provide the Fund with certain information on an annual basis. With a “qualified electing fund” election in place, the Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of the PFIC.

In the alternative, the Fund can elect, under certain conditions, to mark-to-market at the end of each taxable year its PFIC shares. The Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior net income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.

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With a “mark-to-market” or “qualified election fund” election in place on a PFIC, the Fund might be required to recognize in a year income in excess of the sum of the actual distributions received by it on the PFIC shares and the proceeds from its dispositions of the PFIC’s shares. Any such income generally would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Section 1256 Contracts. The Fund’s investments in so-called “Section 1256 contracts,” such as certain futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. Section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” or a “straddle,” 60% of the resulting net gain or loss will be treated as long-term gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund. In addition, the Fund may be required to defer the recognition of losses on certain Section 1256 contracts to the extent of any unrecognized gains on related positions held by the Fund. Income from Section 1256 contracts generally would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Swaps. As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund also may make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments generally will constitute ordinary income or deductions, while termination of a swap generally will result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. If, however, the Fund already owns property that is identical to the kind it borrows and sells pursuant to a short sale “against the box,” and such pre-existing ownership position has appreciated (i.e., the fair market value exceeds the Fund’s tax basis), the Fund may be required to recognize such gain at the time the borrowed stock is sold. Any gain or loss realized upon closing out a short sale generally is considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules generally would treat the gains on short sales as short-term capital gains. These rules also may terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Foreign Currency Transactions. Gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts, certain foreign currency options and futures contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, generally are also treated as ordinary income or loss, unless the Fund were to elect otherwise where such an election is permitted.

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Non-U.S. Investments. Dividends, interest and proceeds from the direct or indirect sale of non-U.S. securities may be subject to non-U.S. withholding tax and other taxes, including financial transaction taxes. Even if the Fund is entitled to seek a refund in respect of such taxes, it may not have sufficient information to do so or may choose not to do so. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Non-U.S. taxes paid by the Fund will reduce the return from the Fund’s investments.

Special or Uncertain Tax Consequences. The Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions, causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions.

The Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of certain swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining the Fund’s status as a RIC. If a final determination on the tax treatment of the Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the U.S.; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the U.S. or under the laws of the U.S., or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (a) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (b) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of the Fund’s net investment income and the Fund’s net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for distributions of “qualified dividend income, as discussed below). Corporate shareholders of the Fund may be eligible to take a dividends-received deduction with respect to some of such distributions, provided the distributions are attributable to dividends received by the Fund on stock of U.S. corporations with respect to which the Fund meets certain holding period and other requirements. To the extent designated as “capital gain dividends” by the Fund, distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of the Fund shareholder’s holding period in the Fund’s Shares. Such dividends will not be eligible for a dividends-received deduction by corporate shareholders.

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The Fund’s net capital gain is computed by taking into account the Fund’s capital loss carryforwards, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in tax years beginning after December 22, 2010 can be carried forward indefinitely and retain the character of the original loss. To the extent that these carryforwards are available to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.

Distributions of “qualified dividend income” (defined below) are taxed to certain non-corporate shareholders at the reduced rates applicable to long- term capital gain to the extent of the Fund’s current and accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to the dividend-paying stocks. Dividends subject to these special rules, however, are not actually treated as capital gains and, thus, are not included in the computation of a non-corporate shareholder’s net capital gain and generally cannot be used to offset capital losses. The portion of distributions that the Fund may report as qualified dividend income generally is limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stock and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and qualified non-U.S. corporations. Income from dividends received by the Fund from a REIT or another RIC generally is qualified dividend income only to the extent that the dividend distributions are made out of qualified dividend income received by such REIT or other RIC.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax- free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and as a capital gain thereafter (assuming the shareholder holds its Shares of the Fund as capital assets). Any such distributions will reduce the shareholder’s tax basis in the Shares, and thus will increase the shareholder’s capital gain, or decrease the capital loss, recognized upon a sale or exchange of Shares.

The Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, the Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund. Organizations or persons not subject to U.S. federal income tax on such net capital gain will be entitled to a refund, if any, of their pro rata share of such taxes paid by the Fund only upon filing appropriate returns or claims for refund with the IRS.

With respect to non-corporate Fund shareholders (i.e., individuals, trusts and estates), ordinary income and short-term capital gain are taxed at a current maximum rate of 37% and long-term capital gain is generally taxed at a current maximum rate of 20%. Corporate shareholders are taxed at a current maximum rate of 21% on their income and gain.

In addition, individuals with adjusted gross incomes above certain threshold amounts (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from the Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

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If the Fund is a “qualified fund of funds” (i.e., a RIC at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs) or more than 50% of the value of the Fund’s total assets at the end of a taxable year consist of non-U.S. stock or securities, the Fund may elect to “pass through” to its shareholders certain non-U.S. income taxes paid by the Fund. This means that each shareholder will be required to (i) include in gross income, even though not actually received, the shareholder’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either take a corresponding deduction (in calculating U.S. federal taxable income) or credit (in calculating U.S. federal income tax), subject to certain limitations. Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Exempt-Interest Dividends. If at the end of each quarter of the Fund’s taxable year, (i) the Fund is a qualified fund of funds (as defined above), or (ii) 50% or more of the value of the Fund’s assets, by value, consist of certain obligations exempt from U.S. federal income tax under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund shall be qualified to designate a portion of its dividends as “exempt-interest dividends.” Exempt-interest dividends generally will be excludable from a shareholder’s gross income for U.S. federal income tax purposes. Exempt-interest dividends will be included, however, in determining the portion, if any, of a person’s social security and railroad retirement benefit payments subject to U.S. federal income tax. Interest on indebtedness incurred to purchase or carry shares of the Fund that pays exempt-interest dividends will not be deductible by the shareholders for U.S. federal income tax purposes to the extent attributable to exempt-interest dividends.

If the Fund invests in “private activity bonds,” a portion of the exempt-interest dividends paid by the Fund may be treated as an item of “tax preference” and, therefore, could be subject to the U.S. federal alternative minimum tax.

REIT/REMIC Investments. The Fund may invest in REITs owning residual interests in REMICs. Certain income from a REIT that is attributable to a REMIC residual interest (known as “excess inclusion” income) is allocated to the Fund’s shareholders in proportion to the dividends received from the Fund, producing the same income tax consequences as if the Fund shareholders directly received the excess inclusion income. In general, the taxable income of any holder of a residual interest cannot be less than the excess interest inclusion. For example, excess inclusion income (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes “unrelated business taxable income” to certain entities (such as a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), and (iii) in the case of a non-U.S. shareholder, does not qualify for any withholding tax reduction or exemption. In addition, if at any time during any taxable year certain types of entities own Shares, the Fund will be subject to a tax equal to the product of (i) the excess inclusion income allocable to such entities and (ii) the highest U.S. federal income tax rate imposed on corporations (currently 21%). The Fund also is subject to information reporting with respect to any excess inclusion income.

Sales or Exchanges of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long- term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. All or a portion of any loss realized upon a sale or exchange of Shares will be disallowed if substantially identical stock or securities are purchased (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date of disposition of the Shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

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Legislation passed by Congress requires reporting to the IRS and to taxpayers of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.

Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, made by means of an in-kind deposit, an Authorized Participant generally recognizes capital gain or loss (assuming the Authorized Participant does not hold the securities as inventory) equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant generally recognizes capital gain or loss (assuming the Authorized Participant does not hold the securities as inventory) equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Reportable Transactions. If the Fund shareholder recognizes a loss with respect to Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (for a corporate shareholder) in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.

Back-Up Withholding

The Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 24% rate from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against the Fund shareholder’s U.S. federal income tax liability.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law, and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

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Dividends. With respect to non-U.S. shareholders of the Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, ordinary income dividends that are “interest-related dividends” or “short-term capital gain dividends” (each as defined below) and capital gain dividends generally will not be subject to U.S. federal withholding (or income) tax, provided that, among other requirements, the non-U.S. shareholder furnished the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by the Fund as attributable to the Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by the Fund as attributable to the excess of the Fund’s net short-term capital gain over its net long term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

Notwithstanding the foregoing, special rules apply in certain cases, including as described below. For example, in cases where dividend income from a non-U.S. shareholder’s investment in the Fund is effectively connected with a trade or business of the non-U.S. shareholder conducted in the U.S., the non-U.S. shareholder generally will be exempt from the withholding tax discussed above, but will be subject to U.S. federal income tax at the graduated rates applicable to U.S. shareholders. Such income generally must be reported on a U.S. federal income tax return. Furthermore, such income also may be subject to the 30% branch profits tax in the case of a non-U.S. shareholder that is a corporation. In addition, if a non-U.S. shareholder is an individual who is present in the U.S. for 183 days or more during the taxable year, any gain incurred by such shareholder with respect to his or her capital gain dividends and short-term capital gain dividends would be subject to a 30% U.S. federal income tax (which, in the case of short-term capital gain dividends, may, in certain instances, be withheld at source by the Fund). Lastly, special rules apply with respect to dividends that are subject to the Foreign Investment in Real Property Act (“FIRPTA”), discussed below (see— “Investments in U.S. Real Property”).

Sales or Exchanges of Fund Shares. Under current law, gain on a sale or exchange of Shares generally will be exempt from U.S. federal income tax (including withholding at the source) unless (i) the non-U.S. shareholder is an individual who was physically present in the U.S. for 183 days or more during the taxable year, in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on his capital gain, (ii) the gain is effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (in which case the non-U.S. shareholder generally would be taxable on such gain at the same graduated rates applicable to U.S. shareholders, would be required to file a U.S. federal income tax return and, in the case of a corporate non-U.S. shareholder, may also be subject to the 30% branch profits tax), or (iii) the gain is subject to FIRPTA, as discussed below (see—“Investments in U.S. Real Property”).

Credits or Refunds. To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to do so.

Investments in U.S. Real Property. Subject to the exemptions described below, a non-U.S. shareholder generally will be subject to U.S. federal income tax under FIRPTA on any gain from the sale or exchange of Shares if the Fund is a “U.S. real property holding corporation” (as defined below) at any time during the shorter of the period during which the non-U.S. shareholder held such Shares and the five-year period ending on the date of the disposition of those Shares. Any such gain will be taxed in the same manner as for income that is effectively connected with a trade or business of the non-U.S. shareholder conducted in the U.S. and in certain cases will be collected through withholding at the source in an amount equal to 15% of the sales proceeds. The Fund will be a “U.S. real property holding corporation” if the fair market value of its “U.S. real property interests” (“USRPIs”) (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the U.S. plus any other assets used or held for use in a business.

44

An exemption from FIRPTA applies if either (i) the class of Shares disposed of by the non-U.S. shareholder is regularly traded on an established securities market (as determined for U.S. federal income tax purposes) and the non-U.S. shareholder did not actually or constructively hold more than 5% of such class of Shares at any time during the five-year period prior to the disposition, or (ii) the Fund is a “domestically-controlled RIC.” A “domestically-controlled RIC” is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock is owned by U.S. persons.

Furthermore, special rules apply under FIRPTA in respect of distributions attributable to gains from USRPIs. In general, if the Fund is a U.S. real property holding corporation (taking certain special rules into account), distributions by the Fund attributable to gains from USRPIs will be treated as income effectively connected with a trade or business within the U.S., subject generally to tax at the same graduated rates applicable to U.S. shareholders and, in the case of a corporation that is a non-U.S. shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower treaty rate). Such distributions will be subject to U.S. federal withholding tax and generally will give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return.

Even if the Fund is treated as a U.S. real property holding corporation, distributions on the Fund’s Shares will not be treated, under the rule described above, as income effectively connected with a U.S. trade or business in the case of a non-U.S. shareholder that owns (for the applicable period) 5% or less (by class) of Shares and such class is regularly traded on an established securities market for U.S. federal income tax purposes (but such distribution will be treated as ordinary dividends, which may be subject to U.S. tax and withholding. Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a U.S. trade or business will be treated as having received such distributions.

All shareholders of the Fund should consult their tax advisers regarding the application of the rules described above.

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act ("FATCA") generally imposes a 30% withholding tax on "withholdable payments" (defined below) made to (i) a "foreign financial institution" ("FFI"), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a "non-financial foreign entity" (“NFFE”) unless such NFFE provides certain information to the withholding agent about certain of its direct and indirect “substantial U.S. owners” or certifies that it has no such U.S. owners. The beneficial owner of a "withholdable payment" may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA. If the shareholder is a tax resident in a jurisdiction that has entered into an intergovernmental agreement with the U.S. government, the shareholder will be required to provide information about the shareholder’s classification and compliance with the intergovernmental agreement.

"Withholdable payments" generally include, among other items, U.S.-source interest and dividends, and gross proceeds from the sale or disposition of property of a type that can produce U.S.-source interest or dividends. Proposed regulations may eliminate the requirement to withhold on gross proceeds.

The Fund or a shareholder’s broker may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

45

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

Section 351

The Trust, on behalf of the Fund, has the right to reject an order for a purchase of Shares of the Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

OTHER INFORMATION

The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3 (c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations. Shareholder inquiries may be made by writing to the Trust, c/o IndexIQ Advisors LLC, 51 Madison Avenue, New York, New York 10010.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not commenced operations.

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APPENDIX A

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Advisor exercises its proxy voting rights with regard to the holdings in the Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

The Advisor seeks to avoid material conflicts of interest through its use of a third-party proxy services vendor (the “Proxy Vendor”), which applies detailed, predetermined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors. For the Fund the Advisor will use Voting Guidelines designed to address ESG financial and social objectives of such investment strategies and the Advisor’s assessment that investors in such Funds may expect portfolio companies to take more urgent action on certain proxy voting proposals. The Advisor may vote differently on a proposal for different Funds. The Advisor engages a third-party as an independent fiduciary to vote all proxies for the Fund.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Advisor weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

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PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Declaration of Trust

	1.	Amended and Restated Declaration of Trust (“Trust Instrument”) of IndexIQ ETF Trust (“Registrant”).(7)

(b)	By-Laws of Registrant.(1)

(c)	Instruments Defining Rights of Security Holders - Articles 4 and 7 of the Trust Instrument, Exhibit 28(a), defines the rights of holders of the securities being registered (Certificates for shares are not issued).(7)

(d)	Investment Advisory Agreements

	1.	Investment Advisory Agreement dated April 15, 2015, between the Registrant and IndexIQ Advisors LLC (“Investment Advisor”), as adviser for the Registrant and each of its investment portfolios (the “Funds”).(5)
		a.	Amendment to Investment Advisory Agreement dated December 10, 2020. (15)
	2.	Sub-Advisory Agreement between Advisor and MacKay Shields LLC for IQ S&P High Yield Low Volatility Bond ETF.(8)

(e)	Underwriting Agreements

	1.	Distribution Agreement between ALPS Distributors, Inc. (“Distributor”) and the Registrant.(12)
		a.	Form of Amendment 4 to the Distribution Agreement. (15)
	2.	Form of Authorized Participation Agreement.(3)

(f)	Not applicable.

(g)	Custody Agreements

	1.	Custody Agreement between the Registrant and The Bank of New York Mellon.(1)
		a.	Form of Amendment to Schedule II of the Custody Agreement dated January 12, 2021. (15)

(h)	Other Material Agreements

	1.	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon.(1)
		a.	Investment Company Reporting Modernization Services Amendment to the Fund Administration and Accounting Agreement dated June 14, 2018. (15)
		b.	Form of Amendment to Exhibit A of the Fund Administration and Accounting Agreement dated January 12, 2021. (15)
		c.	Form of Amendment to Investment Company Reporting Modernization Services Amendment dated January 12, 2021. (15)
	2.	Transfer Agency Agreement between the Registrant and The Bank of New York Mellon.(1)
		a.	Form of Amendment to Appendix I of the Transfer Agency Agreement dated January 12, 2021. (15)
	3.	Sub-License Agreements
		a.	Form of Sub-License Agreement among the Registrant, the Investment Advisor and IndexIQ LLC (“IndexIQ”).(15)
		b.	Sub-License Agreement among the Registrant and the Investment Advisor for IQ S&P High Yield Low Volatility Bond ETF.(8)
		c.	Sub-License Agreement among the Registrant and the Investment Advisor for IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Small Cap ETF and IQ Chaikin U.S. Large Cap ETF.(9)
		d.	Form of Sub-License Agreement among the Registrant and the Investment Advisor for IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF.(11)

	4.	Expense Limitation Agreements and Fee Waivers
		a.	Expense Limitation Agreement dated August 31, 2018 between the Registrant and the Investment Advisor for IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Small Cap ETF, IQ Chaikin U.S. Large Cap ETF, IQ S&P High Yield Low Volatility Bond ETF and IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF.(13)
		b.	Amendment to the Expense Limitation Agreement dated December 10, 2020 between the Registrant and the Investment Adviser for IQ S&P High Yield Low Volatility Bond ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Small Cap ETF, IQ Chaikin U.S. Large Cap ETF, IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF, IQ 500 International ETF, IQ 500 ETF, IQ Healthy Hearts ETF, IQ Engender Equality ETF, IQ Clean Oceans ETF, and IQ Cleaner Transport ETF. (15)
		c.	Notice of Fee Waiver dated August 27, 2020 between the Registrant and the Investment Advisor for IQ Hedge Multi-Strategy Tracker ETF, IQ Enhanced Core Plus Bond U.S. ETF, IQ Real Return ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Long/Short Tracker ETF and IQ Hedge Event Drive Tracker ETF. (14)
	5.	Securities Lending Agreement between IndexIQ ETF Trust and The Bank of New York Mellon.(4)
		a.	Form of Amendment to the Securities Lending Agreement dated January 12, 2021. (15)

(i)	Opinion and Consent of Chapman and Cutler LLP.(15)

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)	Plan of Distribution Pursuant to Rule 12b-1.(2)

(n)	Not applicable.

(o)	Reserved.

(p)	Codes of Ethics

	1.	Code of Ethics for the Investment Advisor and MacKay Shields LLC. (13)
	2.	Code of Ethics for the Distributor.(6)
	3.	Code of Ethics for the Registrant.(12)

(q)	Powers of Attorney executed by Reena Aggarwal, Michael A. Pignataro, Paul D. Schaeffer and Kirk C. Lehneis.(10)

(1)	Previously filed as part of Pre-Effective Amendment No. 1 to the Registration Statement, filed on February 4, 2009.
(2)	Previously filed as part of Post-Effective Amendment No. 17 to the Registration Statement, filed on June 29, 2011.
(3)	Previously filed as part of Post-Effective Amendment No. 19 to the Registration Statement filed on August 29, 2011.
(4)	Previously filed as part of Post-Effective Amendment No. 21 to the Registration Statement filed on August 27, 2012.
(5)	Previously filed as part of Post-Effective Amendment No. 32 to the Registration Statement filed on May 1, 2015.
(6)	Previously filed as part of Post-Effective Amendment No. 78 to the Registration Statement filed on August 26, 2016.
(7)	Previously filed as part of Post-Effective Amendment No. 85 to the Registration Statement filed on October 17, 2016.

(8)	Previously filed as part of Post-Effective Amendment No. 94 to the Registration Statement filed on January 11, 2017.
(9)	Previously filed as part of Post-Effective Amendment No. 107 to the Registration Statement filed on May 11, 2017.
(10)	Previously filed as part of Post-Effective Amendment No. 136 to the Registration Statement filed on May 8, 2018.
(11)	Previously filed as part of Post-Effective Amendment No. 152 to the Registration Statement filed on August 17, 2018.
(12)	Previously filed as part of Post-Effective Amendment No. 154 to the Registration Statement filed on August 29, 2018.
(13)	Previously filed as part of Post-Effective Amendment No. 169 to the Registration Statement filed on December 7, 2018.
(14)	Previously filed as part of Post-Effective Amendment No. 189 to the Registration Statement filed o August 27, 2020.
(15)	To be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Not Applicable.

Item 30. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant’s Trust Instrument contains the following provisions:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 3. Indemnification.

(a)           Subject to the exceptions and limitations contained in Subsection (b) below:

(i)    every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)    as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)          No indemnification shall be provided hereunder to a Covered Person:

(i)    who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)    in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into an Investment Advisory Agreement with its Investment Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Investment Advisor’s and Distributor’s personnel may serve as trustees and officers of the Trust. The Investment Advisory Agreement with the Fund provides that the Investment Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Advisor or from reckless disregard by the Investment Advisor of its obligations or duties under the Agreement. Under the Distribution Agreement, the Registrant will indemnify ALPS Distributors, Inc. against certain liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Trustees and officers’ liability policies purchased by the Registrant insure the Registrant and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and Other Connections of Investment Advisor.

The description of the Investment Advisor is found under the caption “Service Providers—Investment Advisor” in the Prospectus and under the caption “Management Services—Investment Advisor” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Advisor provides investment advisory services to other persons or entities other than the Registrant.

Item 32. Principal Underwriters.

(a)            ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, Barings Funds Trust, BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, CC Real Estate Income Fund, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Holland Series Fund, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, RiverNorth Funds, Sierra Total Return Fund, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.

(b)            To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Bradley J. Swenson	President, Chief Operating Officer, Director	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Stephen J. Kyllo	Vice President, Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

** The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

* This list does not serve as an admission that the Trust considers all of these persons listed to be officers of investment companies having the same Investment Advisor or Distributor or having an Investment Advisor or Distributor that directly or indirectly controls, is controlled by or is under common control with the Investment Advisor or Distributor.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 203 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of July, 2021.

INDEXIQ ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

Reena Aggarwal*	Trustee	July 28, 2021
Reena Aggarwal

Michael A. Pignataro*	Trustee	July 28, 2021
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	July 28, 2021
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and Principal Executive Officer	July 28, 2021
Kirk C. Lehneis

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial Officer, and Principal Accounting Officer	July 28, 2021
Adefolahan Oyefeso

/s/ Matthew V. Curtin
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED